------------------------------------------------------------------------------
COMBINED PROSPECTUS                                          NOVEMBER 20, 1996
                            DREYFUS CASH MANAGEMENT
                      DREYFUS GOVERNMENT CASH MANAGEMENT
                    DREYFUS TREASURY PRIME CASH MANAGEMENT
                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                      DREYFUS TAX EXEMPT CASH MANAGEMENT
                            [INSTITUTIONAL SHARES]
------------------------------------------------------------------------------


        DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS TAX EXEMPT CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX.


        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.


        BY THIS PROSPECTUS, EACH FUND IS OFFERING INSTITUTIONAL SHARES. INVESTORS CAN INVEST, REINVEST OR REDEEM INSTITUTIONAL SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.

        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER FIVE INVESTMENT CHOICES IN ONE DOCUMENT.

        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.


        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                                 TABLE OF CONTENTS
                                                                          Page


Annual Fund Operating Expenses..................................            3
Condensed Financial Information.................................            4
Yield Information...............................................            7
Description of the Funds........................................            7
Management of the Funds.........................................            9
How to Buy Shares...............................................            10
Shareholder Services............................................            12
How to Redeem Shares............................................            12
Shareholder Services Plan.......................................            13
Dividends, Distributions and Taxes..............................            13
General Information.............................................            15
Appendix........................................................            17



                                     Page 2

                          ANNUAL FUND OPERATING EXPENSES
                  (as a percentage of average daily net assets)

                                                                                                          INSTITUTIONAL
                                                                                                              SHARES




    Management Fees............................................................                              .20%
    12b-1 Fees.................................................................                               None
    Total Fund Operating Expenses..............................................                              .20%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                          INSTITUTIONAL
                                                                                                              SHARES
                                  1 YEAR.......................................                                $  2
                                  3 YEARS......................................                                $  6
                                  5 YEARS .....................................                                $11
                                  10 YEARS.....................................                                $26

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------


        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Institutional Shares, the payment of which will reduce investors' annual return. As to each Fund's Institutional Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. Institutions and certain Service Agents (as defined below) effecting transactions in Institutional Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Shareholder Services Plan."


                                     Page 3

                     CONDENSED FINANCIAL INFORMATION


        The information in the following tables has been audited (except where noted) by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, and report of independent auditors for each Fund accompany the Statement of Additional Information, available upon request.


                            FINANCIAL HIGHLIGHTS


        Contained below for each Fund is per share operating performance data for an Institutional Share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.







                                                                       DREYFUS CASH MANAGEMENT
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                          SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
beginning of
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00   $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .066       .076       .091       .080       .058       .036       .031      .042    .059        .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTION:
Dividends from
investment
income-net    (.065)     (.066)     (.076)     (.091)     (.080)     (.058)     (.036)     (.031)... (.042)  (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of year
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00.....  $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN.        6.75%      6.77%      7.84%      9.44%      8.31%      5.96%      3.68%      3.15%      4.28%  6.03%       5.29%(1)
RATIOS/SUPPLEMENTAL
 DATA:
Ratio of
expenses to
average net
assets..        .20%       .20%       .20%      .20%        .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average
net assets..   6.44%      6.60%      7.42%      9.03%      7.99%      5.78%      3.60%      3.11%      4.08%  5.86%        5.23%(1)
Decrease
reflected
in above
expense
ratios due to
undertaking by
The Dreyfus
Corporation     .03%       .03%       .03%       .02%       .02%       .03%       .04%       .03%       --     --            --
Net Assets,
end of period
(000's
omitted).$1,849,044 $3,320,959 $2,245,703 $3,373,940 $5,041,688 $6,508,999.$5,475,181 $2,894,853 $1,817,166 $2,442,647 $2,215,074
(1)Annualized.


                                   Page 4




                                                       DREYFUS GOVERNMENT CASH MANAGEMENT
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                       SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
 beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .064       .074       .089       .079       .058       .037       .031       .041   .059..     ..026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from
investment
income-net.   (.065)     (.064)     (.074)     (.089)     (.079)     (.058)     (.037)     (.031)     (.041) (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00.....  $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN         6.69%      6.63%      7.65%      9.25%      8.15%      5.97%      3.76%      3.12%      4.21%  6.01%       5.29%(1)
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net
assets..        .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average net
assets..       6.39%      6.48%      7.38%      8.84%      7.82%      5.67%      3.61%      3.08%      4.04%  5.83%       5.23%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .05%       .04%      .04%        .05%       .04%       .04%       .05%       .03%.       --     --          --
Net Assets,
end of period
(000's
omitted)..$952,688 $1,325,992 $1,231,361 $1,590,159 $2,171,778 $4,750,205.$10,229,838 $4,515,946 $2,796,646 $4,777,903 $4,407,051
(1)Annualized.







                                               DREYFUS TREASURY PRIME CASH MANAGEMENT*
              -------------------------------------------------------------------------------------------------------------------
                                                            FISCAL YEAR ENDED FEBRUARY 28/29,                   SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
                                                                                                                 August 31, 1996
                        1989(1)     1990       1991       1992       1993       1994       1995       1996          (Unaudited)
                        -------    -------    -------    -------    -------    -------    -------    -------      ---------------
PER SHARE DATA:
Net asset value,
beginning of period      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Investment Operations:
Investment income--net ....015       .083       .076       .055       .035       .030       .043       .055             .024
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Distributions:
Dividends from
investment income--net   (.015)     (.083)     (.076)     (.055)     (.035)     (.030)     (.043)     (.055)           (.024)
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Net asset value,
 end of period......     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          =====      =====      =====      =====      =====      =====      =====      =====            =====
total investment
return............     8.44%(2)      8.67%      7.82%      5.67%      3.55%      3.02%      4.39%      5.65%            5.08%
ratios/supplemental data:
Ratio of expenses to
average net assets      .20%(2)       .20%       .20%       .20%       .20%       .20%       .20%       .20%             .20%
Ratio of net investment
income to average
net assets             8.42%(2)      8.20%      7.39%      5.35%      3.45%      2.99%      4.26%      5.53%....        5.03%
Decrease reflected
in above expense
ratios due to an
undertaking by The
Dreyfus Corporation     .30%(2)       .10%      .05%        .05%       .04%       .02%        --         --               --
Net Assets, end
 of period
(000's omitted)       $122,032   $409,870 $1,915,877 $4,435,718 $5,001,499.$4,442,145 $3,342,392 $2,904,121       $3,037,059
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1) From December 27, 1988 (commencement of operations) to February 28, 1989.
(2) Annualized.





                                   Page 5



                                                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS*
                                              ----------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED DECEMBER 31,    SIX MONTHS ENDED
                                              ----------------------------------------------------------
                                              1990(1)    1991       1992       1993       1994       1995         June 30, 1996
                                                                                                                   (Unaudited)
                                              -------    -------    -------    -------    -------    -------     ---------------
PER SHARE DATA:
  Net asset value, beginning of period......   $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               -----      -----      -----      -----      -----      -----            -----
  Investment Operations:
  Investment income-net..............           .013       .047       .031       .024       .027       .038             .017
                                               -----      -----      -----      -----      -----      -----            -----
  Distributions:
  Dividends from investment income-net........ (.013)     (.047)     (.031)     (.024)     (.027)     (.038)           (.017)
                                               -----      -----      -----      -----      -----      -----            -----
  Net asset value, end of period...............$1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               =====      =====      =====      =====      =====      =====            =====
TOTAL INVESTMENT RETURN.................     5.90%(2)      4.75%      3.16%      2.44%      2.76%      3.85%         3.39%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..     .20%(2)       .20%       .20%       .20%      .20%        .20%         .20%(2)
Ratio of net investment income to
average net assets......................     6.55%(2)      4.54%      3.04%      2.40%      2.62%      3.78%        3.37%(2)
Decrease reflected in above
expense ratios due
to undertaking by The Dreyfus Corporation
(limited to the expense limitation
provision of the Management Agreement)....   2.30%(2)       .33%       .10%       .07%       ._          ._              --
Net Assets, end of period (000's omitted)..  $22,911   $151,085   $259,416   $364,584   $192,710...$194,088         $170,483
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1)    From October 15, 1990 (commencement of operations) to December 31, 1990.
(2)    Annualized.




                                         DREYFUS TAX EXEMPT CASH MANAGEMENT
              -------------------------------------------------------------------------------------------------------------------

                                                  FISCAL YEAR ENDED JANUARY 31,                                  SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
              1987      1988       1989       1990       1991       1992        1993       1994      1995    1996  July 31, 1996
                                                                                                                      (Unaudited)
              -------   -------    -------    -------    -------    -------    -------   -------   ------- -------  --------------
PER SHARE DATA:
Net asset
value, beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT OPERATIONS:
Investment
income-net     .045       .044       .052       .062       .057       .042       .028       .023       .028   .037.....   .016
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from investment
income-net....(.045)    (.044)      (.052)     (.062)     (.057)     (.042)     (.028)     (.023)     (.028) (.037)      (.016)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00..$1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       -----
TOTAL INVESTMENT
RETURN.        4.58%      4.52%      5.27%      6.35%      5.85%      4.25%      2.83%      2.29%      2.83%  3.72%     3.21%(1)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses
to average
net assets..    .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%      .20%(1)
Ratio of net
investment
income to
average net
assets..       4.38%      4.41%      5.20%      6.15%      5.70%      4.16%      2.77%      2.26%      2.73%  3.64%     3.19%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .04%       .03%       .03%       .04%       .03%       .05%       .04%       .04%        --      --      --
Net Assets,
end of period
(000's
omitted)...$839,388 $1,029,739 $1,006,193 $1,147,753 $1,905,522 $1,668,671.$1,838,786 $1,739,787 $1,299,301 $1,366,497 $1,229,499
(1)Annualized.

                                   Page 6

                             YIELD INFORMATION
        From time to time, each Fund advertises the yield and effective yield of its Institutional Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Institutional Shares of the Fund refers to the income generated by an investment in Institutional Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Institutional Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Institutional Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
        Yield information is useful in reviewing the performance of a Fund's Institutional Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        As to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                         DESCRIPTION OF THE FUNDS
GENERAL


        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.


INVESTMENT OBJECTIVE


        The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.


MANAGEMENT POLICIES
        Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940
Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.


        In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Municipal Cash
Management Plus, and Dreyfus Tax Exempt Cash Management, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type

Dreyfus Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional
Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.


DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix--Certain Portfolio Securities."


DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the Fund is permitted to lend portfolio securities to the extent described under "Appendix--Investment Techniques_Lending Portfolio Securities."


DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix--Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the Federal government or any other type of money market instrument or security.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix--Certain Portfolio Securities."


        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objectives.


        From time to time, on a temporary basis other than for temporary purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix--Certain Portfolio Securities_Taxable Investments."


DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.



INVESTMENT CONSIDERATIONS AND RISKS

GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a secu-rity was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.


BANK SECURITIES (DREYFUS CASH MANAGEMENT) -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.



        Since the Fund's portfolio may contain securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of United Kingdom withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.


          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.


          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.


SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


                            MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.

        The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Massachusetts law.


        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.
        As to each Fund's Institutional Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.
        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.
        The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.


DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.


TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management.


                               HOW TO BUY SHARES


GENERAL


        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Institutional Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Institutional Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, and Dreyfus Treasury Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Institutional Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Institutional Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Institutional Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal
Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
        Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").


DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management only, the New York Stock Exchange or the Transfer Agent, is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.


        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.


        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 12:00 Noon, New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian will begin to accrue dividends on the following business day.

          A telephone order placed to Dreyfus Institutional Services Division will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, New York time, and Federal Funds are received by the Custodian by 4:00 p.m., New York time, on that day.


                              SHAREHOLDER SERVICES


FUND EXCHANGES -- An investor may purchase, in exchange for Institutional Shares of a Fund, Institutional Shares of another Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, which have different investment objectives or management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.


        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."


        An investor who wishes to redeem Institutional Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.


DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Institutional Shares of a Fund, in Institutional
Shares of any other Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."


                             HOW TO REDEEM SHARES


GENERAL
        Investors may request redemption of Institutional Shares at any time and the shares will be redeemed at the next determined net asset value.


        None of the Funds impose charges when Institutional Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.



        Each Fund ordinarily will make payment for all Institutional Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
PROCEDURES
        Investors may redeem Institutional Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Institutional Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Institutional Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Institutional Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Institutional Shares in this manner.
                         SHAREHOLDER SERVICES PLAN


        Each Fund's Institutional Shares are subject to a separate Shareholder Services Plan pursuant to which each Fund has agreed to reimburse Dreyfus Service Corporation an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Institutional Shares for certain allocated expenses of providing personal services to, and/or maintaining accounts of, holders of Institutional Shares. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Dreyfus Corporation, and not the Fund, currently reimburses Dreyfus Service Corporation for any such allocated expenses with respect to Institutional Shares. See "Management of the Funds."


                    DIVIDENDS, DISTRIBUTIONS AND TAXES


        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus Cash Management, or the New York Stock Exchange only, as to Dreyfus Government

Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management, is open for business. Institutional Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Institutional Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Institutional Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Institutional Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.


        Dividends paid by Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income and dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management derived from Taxable Investments, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in Institutional Shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.






        Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management will not be subject to Federal income tax. Dividends and distributions may be subject to certain state and local taxes. Although all or a substantial portion of the dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each of these Funds may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "adjusted current earnings" preference item for purposes of the corporate alternative minimum tax as well as a component in computing the corporate environmental tax or (iii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable. If either of these Funds purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.


        Dividends paid by Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.


        Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.

        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.


        Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.


        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.


        Management believes that each Fund has qualified for its respective fiscal year as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.


        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                              GENERAL INFORMATION


        Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus Municipal Cash Management Plus and Dreyfus Treasury Prime Cash Management each are organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust dated September 12, 1990 and February 16, 1987, and commenced operations on October 15, 1990 and December 27, 1988, respectively. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class except as otherwise required by law or with respect to any matter which affects only one class.



        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Board members.



        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.



        Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Institutional Shares should call toll free 1-800-554-4611.


        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


        Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this combined Prospectus.
                                     Page 16

                                     APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser or cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS GOVERNMENT CASH MANAGEMENT) -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 20% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


FORWARD COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.



CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes, and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.


U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.



BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT) -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, London branches of domestic banks and other banking institutions. With respect to such securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."

                       Page 17


        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.


COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT) -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).


MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.


CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.


TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets the prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.


                     Page 18


STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and neither Fund intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.


TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies -- Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, in Municipal Obligations the interest of which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.



ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.


        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                     Page 19


Registration Mark

COMBINED
PROSPECTUS
FOR
Dreyfus
Cash Management
Dreyfus Government
Cash Management
Dreyfus
Treasury Prime
Cash Management
Dreyfus
Municipal Cash Management Plus
Dreyfus
Tax Exempt
Cash Management
[INSTITUTIONAL SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          CMGT/p112096ist


------------------------------------------------------------------------------
COMBINED PROSPECTUS                                          NOVEMBER 20, 1996
                             DREYFUS CASH MANAGEMENT
                       DREYFUS GOVERNMENT CASH MANAGEMENT
                     DREYFUS TREASURY PRIME CASH MANAGEMENT
                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                       DREYFUS TAX EXEMPT CASH MANAGEMENT
                             [ADMINISTRATIVE SHARES]
------------------------------------------------------------------------------


        DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS TAX EXEMPT CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX.



        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.



        BY THIS PROSPECTUS, EACH FUND IS OFFERING ADMINISTRATIVE SHARES. ADMINISTRATIVE SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM ADMINISTRATIVE SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.


        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER FIVE INVESTMENT CHOICES IN ONE DOCUMENT.


        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.

        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                             TABLE OF CONTENTS
                                                                          Page


Annual Fund Operating Expenses..................................            3
Condensed Financial Information.................................            4
Yield Information...............................................            7
Description of the Funds........................................            7
Management of the Funds.........................................            9
How to Buy Shares...............................................            10
Shareholder Services............................................            12
How to Redeem Shares............................................            12
Service Plan....................................................            13
Dividends, Distributions and Taxes..............................            14
General Information.............................................            15
Appendix........................................................            17


                                   Page 2

                       ANNUAL FUND OPERATING EXPENSES
               (as a percentage of average daily net assets)






                                                                                                          ADMINISTRATIVE
                                                                                                              SHARES


    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .10%
    Total Fund Operating Expenses..............................................                              .30%


EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                          ADMINISTRATIVE
                                                                                                              SHARES
                                  1 YEAR.......................................                                $ 3
                                  3 YEARS......................................                                $10
                                  5 YEARS .....................................                                $17
                                  10 YEARS.....................................                                $38

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------


        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Administrative Shares, the payment of which will reduce investors' annual return. As to each Fund's Administrative Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Administrative Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Service Plan."


                                   Page 3

                        CONDENSED FINANCIAL INFORMATION


        The information in the following tables pertains to the Funds' Institutional Shares, which are not offered pursuant to this Prospectus, and h as been audited (except where noted) by Ernst & Young LLP, each Fund's independent auditors, whose reports thereon appear in the Statement of Additional Information. Further financial data, related notes, and report of independent auditors for each Fund, with respect to Institutional Shares, accompany the Statement of Additional Information, available upon request. No financial information is provided for the Funds' Administrative Shares which had not been offered as of the date of the financial statements. The distribution and service fee paid by Administrative Shares will cause such shares to have a higher expense ratio, to pay lower dividends, and to have a lower total investment return than Institutional Shares.


                             FINANCIAL HIGHLIGHTS


        Contained below for each Fund is per share operating performance data for an Institutional Share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.






                                                                       DREYFUS CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                          SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
beginning of
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00   $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .066       .076       .091       .080       .058       .036       .031      .042    .059        .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTION:
Dividends from
investment
income-net    (.065)     (.066)     (.076)     (.091)     (.080)     (.058)     (.036)     (.031)    (.042)  (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of year
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN.        6.75%      6.77%      7.84%      9.44%      8.31%      5.96%      3.68%      3.15%      4.28%  6.03%       5.29%(1)
RATIOS/SUPPLEMENTAL
 DATA:
Ratio of
expenses to
average net
assets..        .20%       .20%       .20%      .20%        .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average
net assets..   6.44%      6.60%      7.42%      9.03%      7.99%      5.78%      3.60%      3.11%      4.08%  5.86%        5.23%(1)
Decrease
reflected
in above
expense
ratios due to
undertaking by
The Dreyfus
Corporation     .03%       .03%       .03%       .02%       .02%       .03%       .04%       .03%       --     --            --
Net Assets,
end of period
(000's
omitted).$1,849,044 $3,320,959 $2,245,703 $3,373,940 $5,041,688 $6,508,999.$5,475,181 $2,894,853 $1,817,166 $2,442,647 $2,215,074
(1)Annualized.



                                   Page 4



                                                       DREYFUS GOVERNMENT CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                       SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
 beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .064       .074       .089       .079       .058       .037       .031       .041   .059        .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from
investment
income-net.   (.065)     (.064)     (.074)     (.089)     (.079)     (.058)     (.037)     (.031)     (.041) (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN         6.69%      6.63%      7.65%      9.25%      8.15%      5.97%      3.76%      3.12%      4.21%  6.01%       5.29%(1)
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net
assets..        .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average net
assets..       6.39%      6.48%      7.38%      8.84%      7.82%      5.67%      3.61%      3.08%      4.04%  5.83%       5.23%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .05%       .04%      .04%        .05%       .04%       .04%       .05%       .03%.       --     --          --
Net Assets,
end of period
(000's
omitted)..$952,688 $1,325,992 $1,231,361 $1,590,159 $2,171,778 $4,750,205.$10,229,838 $4,515,946 $2,796,646 $4,777,903 $4,407,051
(1)Annualized.



                                               DREYFUS TREASURY PRIME CASH MANAGEMENT*  INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                            FISCAL YEAR ENDED FEBRUARY 28/29,                   SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
                                                                                                                 August 31, 1996
                        1989(1)     1990       1991       1992       1993       1994       1995       1996          (Unaudited)
                        -------    -------    -------    -------    -------    -------    -------    -------      ---------------
PER SHARE DATA:
Net asset value,
beginning of period      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Investment Operations:
Investment income--net ....015       .083       .076       .055       .035       .030       .043       .055             .024
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Distributions:
Dividends from
investment income--net   (.015)     (.083)     (.076)     (.055)     (.035)     (.030)     (.043)     (.055)           (.024)
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Net asset value,
 end of period......     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          =====      =====      =====      =====      =====      =====      =====      =====            =====
total investment
return............     8.44%(2)      8.67%      7.82%      5.67%      3.55%      3.02%      4.39%      5.65%            5.08%
ratios/supplemental data:
Ratio of expenses to
average net assets      .20%(2)       .20%       .20%       .20%       .20%       .20%       .20%       .20%             .20%
Ratio of net investment
income to average
net assets             8.42%(2)      8.20%      7.39%      5.35%      3.45%      2.99%      4.26%      5.53%            5.03%
Decrease reflected
in above expense
ratios due to an
undertaking by The
Dreyfus Corporation     .30%(2)       .10%      .05%        .05%       .04%       .02%        --         --               --
Net Assets, end
 of period
(000's omitted)       $122,032   $409,870 $1,915,877 $4,435,718 $5,001,499.$4,442,145 $3,342,392 $2,904,121       $3,037,059
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1).From December 27, 1988 (commencement of operations) to February 28, 1989.
(2).Annualized.


                                   Page 5



                                                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS*      INSTITUTIONAL SHARES
                                              ----------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED DECEMBER 31,    SIX MONTHS ENDED
                                              ----------------------------------------------------------
                                              1990(1)    1991       1992       1993       1994       1995         June 30, 1996
                                                                                                                   (Unaudited)
                                              -------    -------    -------    -------    -------    -------     ---------------
PER SHARE DATA:
  Net asset value, beginning of period......   $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               -----      -----      -----      -----      -----      -----            -----
  Investment Operations:
  Investment income-net..............           .013       .047       .031       .024       .027       .038             .017
                                               -----      -----      -----      -----      -----      -----            -----
  Distributions:
  Dividends from investment income-net........ (.013)     (.047)     (.031)     (.024)     (.027)     (.038)           (.017)
                                               -----      -----      -----      -----      -----      -----            -----
  Net asset value, end of period...............$1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               =====      =====      =====      =====      =====      =====            =====
TOTAL INVESTMENT RETURN.................     5.90%(2)      4.75%      3.16%      2.44%      2.76%      3.85%         3.39%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..     .20%(2)       .20%       .20%       .20%      .20%        .20%         .20%(2)
Ratio of net investment income to
average net assets................  ....     6.55%(2)      4.54%      3.04%      2.40%      2.62%      3.78%        3.37%(2)
Decrease reflected in above
expense ratios due
to undertaking by The Dreyfus Corporation
(limited to the expense limitation
provision of the Management Agreement)....   2.30%(2)       .33%       .10%       .07%       --          --              --
Net Assets, end of period (000's omitted)..  $22,911   $151,085   $259,416   $364,584   $192,710   $194,088         $170,483
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1)    From October 15, 1990 (commencement of operations) to December 31, 1990.
(2)    Annualized.




                                         DREYFUS TAX EXEMPT CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------

                                                  FISCAL YEAR ENDED JANUARY 31,                                  SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
              1987      1988       1989       1990       1991       1992        1993       1994      1995    1996  July 31, 1996
                                                                                                                      (Unaudited)
              -------   -------    -------    -------    -------    -------    -------   -------   ------- -------  --------------
PER SHARE DATA:
Net asset
value, beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT OPERATIONS:
Investment
income-net     .045       .044       .052       .062       .057       .042       .028       .023       .028   .037        .016
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from investment
income-net....(.045)    (.044)      (.052)     (.062)     (.057)     (.042)     (.028)     (.023)     (.028) (.037)      (.016)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       -----
TOTAL INVESTMENT
RETURN.        4.58%      4.52%      5.27%      6.35%      5.85%      4.25%      2.83%      2.29%      2.83%  3.72%     3.21%(1)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses
to average
net assets..    .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%      .20%(1)
Ratio of net
investment
income to
average net
assets..       4.38%      4.41%      5.20%      6.15%      5.70%      4.16%      2.77%      2.26%      2.73%  3.64%     3.19%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .04%       .03%       .03%       .04%       .03%       .05%       .04%       .04%        --      --      --
Net Assets,
end of period
(000's
omitted)...$839,388 $1,029,739 $1,006,193 $1,147,753 $1,905,522 $1,668,671.$1,838,786 $1,739,787 $1,299,301 $1,366,497 $1,229,499
(1)Annualized.


                             YIELD INFORMATION
        From time to time, each Fund advertises the yield and effective yield of its Administrative Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Administrative Shares of the Fund refers to the income generated by an investment in Administrative Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Administrative Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Administrative Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
        Yield information is useful in reviewing the performance of a Fund's Administrative Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        As to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                          DESCRIPTION OF THE FUNDS
GENERAL


        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.


INVESTMENT OBJECTIVE


        The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.


MANAGEMENT POLICIES
        Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.



        In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type Dreyfus Cash Management,

Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch,
Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance t hat a Fund will be able to maintain a stable net asset value of $1.00 per share.


DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix_Certain Portfolio Securities."


DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the Fund is permitted to lend portfolio securities to the extent described under "Appendix--Investment Techniques_Lending Portfolio Securities."


DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix--Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the Federal government or any other type of money market instrument or security.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix_Certain Portfolio Securities."


        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective.


        From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix_Certain Portfolio Securities_Taxable Investments."


DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.






INVESTMENT CONSIDERATIONS AND RISKS


GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

BANK SECURITIES (DREYFUS CASH MANAGEMENT) -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.



        Since the Fund's portfolio may contain securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of United Kingdom withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.


          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.


          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.


SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


                           MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.


        The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Massachusetts law.

        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.

        As to each Fund's Administrative Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i)the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.


        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.


        The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.


DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.



TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management.


                              HOW TO BUY SHARES


GENERAL


        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Administrative Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Administrative Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, and Dreyfus Treasury Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Administrative Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Administrative Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Administrative Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").


DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or, as to Dreyfus Cash Management only, the New York Stock Exchange or the Transfer Agent, is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.


        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.


        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 12:00 Noon, New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian will begin to accrue dividends on the following business day.


          A telephone order placed to Dreyfus Institutional Services Division will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, New York time, and Federal Funds are received by the Custodian by 4:00 p.m., New York time, on that day.


                             SHAREHOLDER SERVICES


FUND EXCHANGES -- An investor may purchase, in exchange for Administrative Shares of a Fund, Administrative Shares of another Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.


        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."


        An investor who wishes to redeem Administrative Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.


DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Administrative Shares of a Fund, in Administrative Shares of any other Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information."
See "Dividends, Distributions and Taxes."



                             HOW TO REDEEM SHARES


GENERAL
        Investors may request redemption of Administrative Shares at any time and the shares will be redeemed at the next determined net asset value.


        None of the Funds impose charges when Administrative Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.


        Each Fund ordinarily will make payment for all Administrative Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.


DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
PROCEDURES
        Investors may redeem Administrative Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Administrative Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Administrative Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Administrative Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Administrative Shares in this manner.
                                  SERVICE PLAN


        Administrative Shares of each Fund are subject to a separate Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Fund (a) reimburses the Distributor for distributing Administrative Shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Administrative Shares and for providing certain services relating to Administrative Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .10 of 1% of the value of the Fund's average daily net assets attributable to Administrative Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Administrative Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Administrative Shares a consolidated statement. The fee payable for Servicing is intended to be a "service fee" as defined under Rule 2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES


        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus Cash Management, or the New York Stock Exchange only, as to Dreyfus Government Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management, is open for business. Administrative Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Administrative Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Administrative Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Administrative Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.


        Dividends paid by Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income and dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management derived from Taxable Investments, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in Administrative Shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.







          Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management will not be subject to Federal income tax. Dividends and distributions may be subject to state and local taxes. Although all or a substantial portion of the dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each of these Funds may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "adjusted current earnings" preference item for purposes of the corporate alternative minimum tax as well as a component in computing the corporate environmental tax or (iii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable. If either of these Funds purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.


        Dividends paid by Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.

        Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S.
nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.


        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.


        Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.


        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.


        Management believes that each Fund has qualified for its respective fiscal year as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.


        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                            GENERAL INFORMATION


        Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus Municipal Cash Management Plus and Dreyfus Treasury Prime Cash Management each were organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust dated September 12, 1990, and February 16, 1987, and commenced operations on October 15, 1990 and December 27, 1988, respectively. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Administrative Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.


        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, oblig-ation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Board members.


        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.


        Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Administrative Shares should call toll free 1-800-554-4611.


        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


        Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this combined Prospectus.
                                   Page 16

                                   APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser or cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS GOVERNMENT CASH MANAGEMENT) -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 20% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


FORWARD COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.


U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.



REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.


BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT) -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, London branches of domestic banks and other banking institutions. With respect to such securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."


                                  Page 17

        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.


COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT) -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).


MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.


CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.


TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under

                                  Page 18

the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.


STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and neither Fund intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.


TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies _ Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.


ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                   Page 19


COMBINED
PROSPECTUS
FOR
Dreyfus
Cash Management
Dreyfus Government
Cash Management
Dreyfus
Treasury Prime
Cash Management
Dreyfus
Municipal Cash Management Plus
Dreyfus
Tax Exempt
Cash Management
[ADMINISTRATIVE SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          CMGT/p112096adm

Registration Mark

------------------------------------------------------------------------------
COMBINED PROSPECTUS                                          NOVEMBER 20, 1996
                            DREYFUS CASH MANAGEMENT
                      DREYFUS GOVERNMENT CASH MANAGEMENT
                    DREYFUS TREASURY PRIME CASH MANAGEMENT
                    DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                      DREYFUS TAX EXEMPT CASH MANAGEMENT
                               [INVESTOR SHARES]
------------------------------------------------------------------------------


        DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS TAX EXEMPT CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX.


        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.


        BY THIS PROSPECTUS, EACH FUND IS OFFERING INVESTOR SHARES. INVESTOR SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM INVESTOR SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.


        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER FIVE INVESTMENT CHOICES IN ONE DOCUMENT.

        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.


        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------


TABLE OF CONTENTS
                                                                          Page
Annual Fund Operating Expenses..................................            3
Condensed Financial Information.................................            4
Yield Information...............................................            7
Description of the Funds........................................            7
Management of the Funds.........................................            9
How to Buy Shares...............................................            10
Shareholder Services............................................            12
How to Redeem Shares............................................            12
Service Plan....................................................            13
Dividends, Distributions and Taxes..............................            14
General Information.............................................            15
Appendix........................................................            17

                       ANNUAL FUND OPERATING EXPENSES
                (as a percentage of average daily net assets)



                                                                                                            INVESTOR
                                                                                                             SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .25%
    Total Fund Operating Expenses..............................................                              .45%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                            INVESTOR
                                                                                                             SHARES
                                  1 YEAR.......................................                                $ 5
                                  3 YEARS......................................                                $14
                                  5 YEARS .....................................                                $25
                                  10 YEARS.....................................                                $57

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------


        The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Investor Shares, the payment of which will reduce investors' annual return. As to each Fund's Investor Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Investor Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Service Plan."

                       CONDENSED FINANCIAL INFORMATION


        The information in the following tables has been audited (except where noted) by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, report of independent auditors for each Fund accompany the Statement of Additional Information, available upon request.


                            FINANCIAL HIGHLIGHTS


        Contained below for each Fund is per share operating performance data for an Investor Share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the relevant Fund's financial statements.




                                                                                             DREYFUS CASH MANAGEMENT
                                                                            -----------------------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                               FISCAL YEAR ENDED JANUARY 31,       JULY 31, 1996
                                                                            ---------------------------------
                                                                              1994(1)   1995      1996              (UNAUDITED)
                                                                              -----     -----     -----          ---------------

PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  INVESTMENT OPERATIONS:
  Investment income-net............................................            .002      .040      .056                .025
                                                                              -----     -----     -----               -----
  DISTRIBUTIONS:
  Dividends from investment income-net.............................           (.002)    (.040)    (.056)              (.025)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN............................................         2.82%(2)     4.03%     5.76%            5.03%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................          .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to average net assets.............         2.83%(2)     3.94%     5.54%            4.98%(2)
  Net Assets, end of period (000's omitted)........................         $52,272   $85,334  $430,302            $456,741
(1).From January 10, 1994 (commencement of initial offering of Investor Shares) to January 31, 1994.
(2).Annualized.



                                                                                        DREYFUS GOVERNMENT CASH MANAGEMENT
                                                                            -----------------------------------------------------
                                                                                                                  SIX MONTHS ENDED
                                                                              FISCAL YEAR ENDED JANUARY 31,        JULY 31, 1996
                                                                            ---------------------------------
                                                                              1994(1)   1995      1996              (UNAUDITED)
                                                                              -----     -----     -----          ----------------
PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  INVESTMENT OPERATIONS:
  Investment income-net............................................            .002      .039      .056                .025
                                                                              -----     -----     -----               -----
  DISTRIBUTIONS:
  Dividends from investment income-net.............................           (.002)    (.039)    (.056)              (.025)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN............................................         2.82%(2)     3.95%     5.75%            5.03%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................          .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to average net assets.............         2.83%(2)     4.22%     5.49%            5.01%(2)
  Net Assets, end of period (000's omitted)........................         $15,097   $39,704  $451,665            $527,852
(1) From January 10, 1994 (commencement of initial offering of Investor Shares) to January 31, 1994.
(2) Annualized.




                                                                                     DREYFUS TREASURY PRIME CASH MANAGEMENT*
                                                                            -----------------------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                            FISCAL YEAR ENDED FEBRUARY 28/29,     AUGUST 31, 1996
                                                                            ---------------------------------
                                                                              1994(1)   1995      1996              (UNAUDITED)
                                                                              -----     -----     -----          ----------------
PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  Investment Operations:
  Investment income-net............................................            .004      .041      .053                .024
                                                                              -----     -----     -----               -----
  Distributions:
  Dividends from investment income-net.............................           (.004)    (.041)    (.053)              (.024)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN............................................         2.77%(2)     4.13%     5.39%            4.82%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................          .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to average net assets.............         2.78%(2)     4.26%     5.21%            4.78%(2)
  Net Assets, end of period (000's omitted)........................         $53,916  $122,524  $255,618            $375,292
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1) From January 10, 1994 (commencement of initial offering of Investor Shares) to February 28, 1994.
(2) Annualized.


                                   Page 5



                                                                                     DREYFUS MUNICIPAL CASH MANAGEMENT PLUS*
                                                                            -----------------------------------------------------
                                                                                                                     SIX MONTH
                                                                                                                    PERIOD ENDED
                                                                             FISCAL YEAR ENDED DECEMBER 31,        JUNE 30, 1996
                                                                            ---------------------------------
                                                                             1993(1)    1994      1995              (UNAUDITED)
                                                                              -----     -----     -----          ----------------
PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  INVESTMENT OPERATIONS:
  Investment income-net............................................            .005      .025      .035                .016
                                                                              -----     -----     -----               -----
  DISTRIBUTIONS:
  Dividends from investment income-net.............................           (.005)    (.025)    (.035)              (.016)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN.......................................              2.12%(2)     2.51%     3.60%            3.15%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets........................            .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to
  average net assets......................................                  2.14%(2)     2.43%     3.51%            3.15%(2)
  Net Assets, end of period (000's omitted)........................              $1    $1,410   $22,817             $76,504
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1).From September 30, 1993 (commencement of initial offering of Investor Shares) to December 31, 1993.I
(2) Annualized.




                                                                                        DREYFUS TAX EXEMPT CASH MANAGEMENT
                                                                            -----------------------------------------------------
                                                                                                                 SIX MONTHS ENDED
                                                                               FISCAL YEAR ENDED JANUARY 31,      JULY 31, 1996
                                                                            ---------------------------------
                                                                              1994(1)   1995      1996              (UNAUDITED)
                                                                              -----     -----     -----          ----------------
PER SHARE DATA:
  Net asset value, beginning of period.............................           $1.00     $1.00     $1.00               $1.00
                                                                              -----     -----     -----               -----
  INVESTMENT OPERATIONS:
  Investment income-net............................................            .001      .025      .034                .015
                                                                              -----     -----     -----               -----
  DISTRIBUTIONS:
  Dividends from investment income-net.............................           (.001)    (.025)    (.034)              (.015)
                                                                              -----     -----     -----               -----
  Net asset value, end of period...................................           $1.00     $1.00     $1.00               $1.00
                                                                              =====     =====     =====               =====
TOTAL INVESTMENT RETURN............................................         1.83%(2)     2.57%     3.46%            2.97%(2)
RATIOS / SUPPLEMENTAL DATA:
  Ratio of expenses to average net assets..........................          .45%(2)      .45%      .45%             .45%(2)
  Ratio of net investment income to average net assets.............         1.87%(2)     2.74%     3.39%            2.91%(2)
  Net Assets, end of period (000's omitted)........................              $1   $47,427   $79,813            $108,185
(1) From January 10, 1994 (commencement of initial offering of Investor Shares) to January 31, 1994.
(2) Annualized.

                              YIELD INFORMATION
        From time to time, each Fund advertises the yield and effective yield of its Investor Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Investor Shares of the Fund refers to the income generated by an investment in Investor Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Investor Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Investor Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
        Yield information is useful in reviewing the performance of a Fund's Investor Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
        As to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.
        Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                          DESCRIPTION OF THE FUNDS
GENERAL


        WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.


INVESTMENT OBJECTIVE


        The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.


MANAGEMENT POLICIES
        Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940
Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.


        In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Municipal Cash
Management Plus, and Dreyfus Tax Exempt Cash Management, which are rated in on e of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type Dreyfus Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.



DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix--Certain Portfolio Securities."


DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the Fund is permitted to lend portfolio securities to the extent described under "Appendix--Investment Techniques_Lending Portfolio Securities."


DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix--Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the Federal government or any other type of money market instrument or security.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix_Certain Portfolio Securities."



        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective.



        From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix_Certain Portfolio Securities_Taxable Investments."



DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.




INVESTMENT CONSIDERATIONS AND RISKS
GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.


BANK SECURITIES (DREYFUS CASH MANAGEMENT) -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.




        Since the Fund's portfolio may contain securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of United Kingdom withholding taxes on interest income payable on the securities, establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.


INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.



          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.




          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.



SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


                          MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.

        The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Massachusetts law.


        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.


        As to each Fund's Investor Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund:
(i)the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.


        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.
        The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.


DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.



TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles, California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management.



                            HOW TO BUY SHARES


GENERAL


        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Investor Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Investor Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, and Dreyfus

Treasury Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Investor Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Investor Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Investor Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").


DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.


        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.


        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 12:00 Noon, New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian will begin to accrue dividends on the following business day.

          A telephone order placed to Dreyfus Institutional Services Division will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, New York time, and Federal Funds are received by the Custodian by 4:00 p.m., New York time, on that day.


                            SHAREHOLDER SERVICES


FUND EXCHANGES -- An investor may purchase, in exchange for Investor Shares of a Fund, Investor Shares of another Fund or of Dreyfus Cash Management
Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will b e automatically carried over to the fund into which the exchange is made:
Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.


        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."


        An investor who wishes to redeem Investor Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.


DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Investor Shares of a Fund, in Investor Shares of any other Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus Institutional
Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, or
Dreyfus Treasury Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."



                             HOW TO REDEEM SHARES


GENERAL
        Investors may request redemption of Investor Shares at any time and the shares will be redeemed at the next determined net asset value.


        None of the Funds impose charges when Investor Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.


        Each Fund ordinarily will make payment for all Investor Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.
PROCEDURES
        Investors may redeem Investor Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Investor Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Investor Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Investor Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Investor Shares in this manner.
                                SERVICE PLAN


        Investor Shares of each Fund are subject to a separate Service Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Fund (a) reimburses the Distributor for distributing Investor Shares and
(b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Investor Shares and for providing certain services relating to Investor Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .25 of 1% of the value of the Fund's average daily net assets attributable to Investor Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Investor Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Investor Shares a consolidated statement and checkwriting privileges. The fee payable for

Servicing is intended to be a "service fee" as defined under Rule
2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES


        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent, as to Dreyfus Cash Management, or the New York Stock Exchange only, as to Dreyfus Government
Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management, is open for business. Investor Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Investor Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Investor Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No
Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Investor Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.


        Dividends paid by Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income and dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management derived from Taxable Investments, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in Investor Shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.




          Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management will not be subject to Federal income tax. Dividends and distributions may be subject to state and local taxes. Although all or a substantial portion of the dividends paid by Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each of these Funds may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "adjusted current earnings" preference item for purposes of the corporate alternative minimum tax as well as a component in computing the corporate environmental tax or (iii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable. If either of these Funds purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.


        Dividends paid by Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.



        Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.


        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management pays dividends derived from taxable income, it intends to designate as taxable the same percentage of the day's dividend as the actual taxable income earned on that day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.


        Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.

        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.


        Management believes that each Fund has qualified for its respective fiscal year as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.


        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                           GENERAL INFORMATION


        Dreyfus Cash Management, Dreyfus Government Cash Management, and
Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus Municipal Cash Management Plus and Dreyfus Treasury Prime Cash Management each were organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust dated September 12, 1990 and February 16, 1987, and commenced operations on October 15, 1990 and December 27, 1988, respectively. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, par value $.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Investor Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.


        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder lia-bility for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Board members.


        The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.


        Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Investor Shares should call toll free 1-800-554-4611.


        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


        Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this combined Prospectus.
                                   Page 16

                                   APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser or cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS GOVERNMENT CASH MANAGEMENT) -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 20% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


FORWARD COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.



CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.


U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.


BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT) -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, London branches of domestic banks and other banking institutions. With respect to such securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."


                              Page 17

        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.


COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT) -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).


MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.


CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.


TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under

                            Page 18

the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.


STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and neither Fund intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.


TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies -- Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that not than 5% of the value of its total assets will be invested in any one category of Taxable Investments.


ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.
                                   Page 19


COMBINED
PROSPECTUS
FOR
Dreyfus
Cash Management
Dreyfus Government
Cash Management
Dreyfus
Treasury Prime
Cash Management
Dreyfus
Municipal Cash Management Plus
Dreyfus
Tax Exempt
Cash Management
[INVESTOR SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          CMGT/p112096inv

Registration Mark



------------------------------------------------------------------------------
COMBINED PROSPECTUS                                          NOVEMBER 20, 1996
                              DREYFUS CASH MANAGEMENT
                        DREYFUS GOVERNMENT CASH MANAGEMENT
                      DREYFUS TREASURY PRIME CASH MANAGEMENT
                      DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                        DREYFUS TAX EXEMPT CASH MANAGEMENT
                               [PARTICIPANT SHARES]
------------------------------------------------------------------------------


        DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, DREYFUS TREASURY PRIME CASH MANAGEMENT, DREYFUS MUNICIPAL CASH MANAGEMENT PLUS, AND DREYFUS TAX EXEMPT CASH MANAGEMENT (EACH, A "FUND" AND COLLECTIVELY, THE "FUNDS") ARE OPEN-END, DIVERSIFIED, MANAGEMENT INVESTMENT COMPANIES, KNOWN AS MONEY MARKET MUTUAL FUNDS. EACH FUND'S INVESTMENT OBJECTIVE IS TO PROVIDE INVESTORS WITH AS HIGH A LEVEL OF CURRENT INCOME AS IS CONSISTENT WITH THE PRESERVATION OF CAPITAL AND THE MAINTENANCE OF LIQUIDITY AND, IN THE CASE OF DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT ONLY, WHICH IS EXEMPT FROM FEDERAL INCOME TAX.


        THE FUNDS ARE DESIGNED FOR INSTITUTIONAL INVESTORS, PARTICULARLY BANKS, ACTING FOR THEMSELVES OR IN A FIDUCIARY, ADVISORY, AGENCY, CUSTODIAL OR SIMILAR CAPACITY. FUND SHARES MAY NOT BE PURCHASED DIRECTLY BY INDIVIDUALS, ALTHOUGH INSTITUTIONS MAY PURCHASE SHARES FOR ACCOUNTS MAINTAINED BY INDIVIDUALS. SUCH INSTITUTIONS HAVE AGREED TO TRANSMIT COPIES OF THIS PROSPECTUS TO EACH INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION PURCHASES FUND SHARES, TO THE EXTENT REQUIRED BY LAW.


        BY THIS PROSPECTUS, EACH FUND IS OFFERING PARTICIPANT SHARES. PARTICIPANT SHARES BEAR CERTAIN COSTS PURSUANT TO A SERVICE PLAN ADOPTED IN ACCORDANCE WITH RULE 12B-1 UNDER THE INVESTMENT COMPANY ACT OF 1940. INVESTORS CAN INVEST, REINVEST OR REDEEM PARTICIPANT SHARES AT ANY TIME WITHOUT CHARGE OR PENALTY IMPOSED BY A FUND. OTHER CLASSES OF SHARES ARE OFFERED BY THE FUNDS PURSUANT TO SEPARATE PROSPECTUSES AND ARE NOT OFFERED HEREBY. THE CLASSES ARE IDENTICAL, EXCEPT AS TO THE SERVICES OFFERED TO EACH CLASS AND THE EXPENSES BORNE BY EACH CLASS WHICH MAY AFFECT PERFORMANCE. INVESTORS DESIRING TO OBTAIN INFORMATION ABOUT ANY OTHER CLASS OF SHARES SHOULD WRITE TO THE ADDRESS OR CALL THE NUMBER SET FORTH BELOW.


        THE DREYFUS CORPORATION SERVES AS EACH FUND'S INVESTMENT ADVISER. AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE
U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


        EACH FUND IS A SEPARATE ENTITY WITH A SEPARATE PORTFOLIO. THE OPERATIONS AND RESULTS OF ONE FUND ARE UNRELATED TO THOSE OF EACH OTHER FUND. THIS COMBINED PROSPECTUS HAS BEEN PREPARED FOR INVESTORS' CONVENIENCE TO PROVIDE INVESTORS THE OPPORTUNITY TO CONSIDER FIVE INVESTMENT CHOICES IN ONE DOCUMENT.


        THIS PROSPECTUS SETS FORTH CONCISELY INFORMATION ABOUT EACH FUND THAT AN INVESTOR SHOULD KNOW BEFORE INVESTING. IT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.


        A STATEMENT OF ADDITIONAL INFORMATION, DATED NOVEMBER 20, 1996, WHICH MAY BE REVISED FROM TIME TO TIME, PROVIDES A FURTHER DISCUSSION OF CERTAIN AREAS IN THIS PROSPECTUS, AND OTHER MATTERS WHICH MAY BE OF INTEREST TO SOME INVESTORS. IT HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS INCORPORATED HEREIN BY REFERENCE. THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE (HTTP:// WWW. SEC.GOV) THAT CONTAINS THE STATEMENT OF ADDITIONAL INFORMATION, MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING THE FUNDS. FOR A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION, WRITE TO A FUND AT 144 GLENN CURTISS BOULEVARD, UNIONDALE, NEW YORK 11556-0144, OR CALL 1-800-554-4611. WHEN TELEPHONING, ASK FOR OPERATOR 144.


        MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL
DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER
AGENCY. MUTUAL FUND SHARES INVOLVE CERTAIN INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------


TABLE OF CONTENTS
                                                                          Page
Annual Fund Operating Expenses..................................            3
Condensed Financial Information.................................            4
Yield Information...............................................            7
Description of the Funds........................................            7
Management of the Funds.........................................            9
How to Buy Shares...............................................            10
Shareholder Services............................................            12
How to Redeem Shares............................................            12
Service Plan....................................................            13
Dividends, Distributions and Taxes..............................            14
General Information.............................................            15
Appendix........................................................            17

                         ANNUAL FUND OPERATING EXPENSES
                  (as a percentage of average daily net assets)



                                                                                                              PARTICIPANT
                                                                                                              SHARES
    Management Fees............................................................                              .20%
    12b-1 Fees (distribution and servicing)....................................                              .40%
    Total Fund Operating Expenses..............................................                              .60%
EXAMPLE:
    An investor would pay the following expenses on a $1,000
    investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:
                                                                                                            PARTICIPANT
                                                                                                              SHARES
                                  1 YEAR.......................................                                $  6
                                  3 YEARS......................................                                $19
                                  5 YEARS .....................................                                $33
                                  10 YEARS.....................................                                $75

------------------------------------------------------------------------------
        THE AMOUNTS LISTED IN THE EXAMPLE SHOULD NOT BE CONSIDERED AS REPRESENTATIVE OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE INDICATED. MOREOVER, WHILE THE EXAMPLE ASSUMES A 5% ANNUAL RETURN, ACTUAL PERFORMANCE WILL VARY AND MAY RESULT IN AN ACTUAL RETURN GREATER OR LESS THAN 5%.
------------------------------------------------------------------------------


          The purpose of the foregoing table is to assist investors in understanding the costs and expenses borne by each Fund's Participant Shares, the payment of which will reduce investors' annual return. As to each Fund's Participant Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all Fund expenses (exclusive of taxes, brokerage, interest on borrowing and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. Institutions and certain Service Agents (as defined below) effecting transactions in Participant Shares for the accounts of their clients may charge their clients direct fees in connection with such transactions; such fees are not reflected in the foregoing table. See "Management of the Funds," "How to Buy Shares" and "Service Plan."

                        CONDENSED FINANCIAL INFORMATION


          The information in the following tables pertains to the Funds' Institutional Shares, which are not offered pursuant to this Prospectus, and has been audited (except where noted) by Ernst & Young LLP, each Fund's independent auditors. Further financial data, related notes, and report of independent auditors for each Fund, with respect to Institutional Shares, accompany the Statement of Additional Information, available upon request. No financial information is provided for the Funds' Participant Shares which had not been offered as of the date of the financial statements. The distribution and service fee paid by Participant Shares will cause such shares to have a higher expense ratio, to pay lower dividends, and to have a lower total investment return, than Institutional Shares.


                               FINANCIAL HIGHLIGHTS


          Contained below for each Fund is per share operating performance data for an Institutional Share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived the relevant Fund's financial statements.




                                                                       DREYFUS CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                          SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
beginning of
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00     $1.00   $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .066       .076       .091       .080       .058       .036       .031      .042    .059        .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTION:
Dividends from
investment
income-net    (.065)     (.066)     (.076)     (.091)     (.080)     (.058)     (.036)     (.031)    (.042)  (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of year
period        $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN.        6.75%      6.77%      7.84%      9.44%      8.31%      5.96%      3.68%      3.15%      4.28%  6.03%       5.29%(1)
RATIOS/SUPPLEMENTAL
 DATA:
Ratio of
expenses to
average net
assets..        .20%       .20%       .20%      .20%        .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average
net assets..   6.44%      6.60%      7.42%      9.03%      7.99%      5.78%      3.60%      3.11%      4.08%  5.86%        5.23%(1)
Decrease
reflected
in above
expense
ratios due to
undertaking by
The Dreyfus
Corporation     .03%       .03%       .03%       .02%       .02%       .03%       .04%       .03%       --     --            --
Net Assets,
end of period
(000's
omitted).$1,849,044 $3,320,959 $2,245,703 $3,373,940 $5,041,688 $6,508,999.$5,475,181 $2,894,853 $1,817,166 $2,442,647 $2,215,074
(1)Annualized.



                                                       DREYFUS GOVERNMENT CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                           FISCAL YEAR ENDED JANUARY 31,                       SIX MONTHS ENDED
              -------------------------------------------------------------------------------------------------------------------
                                                                                                                     July 31, 1996
              1987       1988       1989       1990       1991       1992       1993       1994       1995   1996     (Unaudited)
              ------     ------     ------     ------     ------     ------     ------     ------    ------  ------  -------------
PER SHARE DATA:
Net asset value,
 beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT
OPERATIONS:
Investment
income-net     .065       .064       .074       .089       .079       .058       .037       .031       .041   .059.       .026
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from
investment
income-net.   (.065)     (.064)     (.074)     (.089)     (.079)     (.058)     (.037)     (.031)     (.041) (.059)      (.026)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       =====
TOTAL INVESTMENT
RETURN         6.69%      6.63%      7.65%      9.25%      8.15%      5.97%      3.76%      3.12%      4.21%  6.01%       5.29%(1)
RATIOS / SUPPLEMENTAL DATA:
Ratio of expenses to
average net
assets..        .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%        .20%(1)
Ratio of net
investment
income to
average net
assets..       6.39%      6.48%      7.38%      8.84%      7.82%      5.67%      3.61%      3.08%      4.04%  5.83%       5.23%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .05%       .04%      .04%        .05%       .04%       .04%       .05%       .03%.       --     --          --
Net Assets,
end of period
(000's
omitted)..$952,688 $1,325,992 $1,231,361 $1,590,159 $2,171,778 $4,750,205.$10,229,838 $4,515,946 $2,796,646 $4,777,903 $4,407,051
(1)Annualized.




                                               DREYFUS TREASURY PRIME CASH MANAGEMENT*  INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------
                                                            FISCAL YEAR ENDED FEBRUARY 28/29,                   SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
                                                                                                                 August 31, 1996
                        1989(1)     1990       1991       1992       1993       1994       1995       1996          (Unaudited)
                        -------    -------    -------    -------    -------    -------    -------    -------      ---------------
PER SHARE DATA:
Net asset value,
beginning of period      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Investment Operations:
Investment income--net ....015       .083       .076       .055       .035       .030       .043       .055             .024
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Distributions:
Dividends from
investment income--net   (.015)     (.083)     (.076)     (.055)     (.035)     (.030)     (.043)     (.055)           (.024)
                          -----      -----      -----      -----      -----      -----      -----      -----            -----
Net asset value,
 end of period......     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                          =====      =====      =====      =====      =====      =====      =====      =====            =====
total investment
return............     8.44%(2)      8.67%      7.82%      5.67%      3.55%      3.02%      4.39%      5.65%            5.08%
ratios/supplemental data:
Ratio of expenses to
average net assets      .20%(2)       .20%       .20%       .20%       .20%       .20%       .20%       .20%             .20%
Ratio of net investment
income to average
net assets             8.42%(2)      8.20%      7.39%      5.35%      3.45%      2.99%      4.26%      5.53%            5.03%
Decrease reflected
in above expense
ratios due to an
undertaking by The
Dreyfus Corporation     .30%(2)       .10%      .05%        .05%       .04%       .02%        --         --               --
Net Assets, end
 of period
(000's omitted)       $122,032   $409,870 $1,915,877 $4,435,718 $5,001,499.$4,442,145 $3,342,392 $2,904,121       $3,037,059
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1).From December 27, 1988 (commencement of operations) to February 28, 1989.
(2).Annualized.



                                                   DREYFUS MUNICIPAL CASH MANAGEMENT PLUS*      INSTITUTIONAL SHARES
                                              ----------------------------------------------------------------------------------
                                                   FISCAL YEAR ENDED DECEMBER 31,    SIX MONTHS ENDED
                                              ----------------------------------------------------------
                                              1990(1)    1991       1992       1993       1994       1995         June 30, 1996
                                                                                                                   (Unaudited)
                                              -------    -------    -------    -------    -------    -------     ---------------
PER SHARE DATA:
  Net asset value, beginning of period......   $1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               -----      -----      -----      -----      -----      -----            -----
  Investment Operations:
  Investment income-net..............           .013       .047       .031       .024       .027       .038             .017
                                               -----      -----      -----      -----      -----      -----            -----
  Distributions:
  Dividends from investment income-net........ (.013)     (.047)     (.031)     (.024)     (.027)     (.038)           (.017)
                                               -----      -----      -----      -----      -----      -----            -----
  Net asset value, end of period...............$1.00      $1.00      $1.00      $1.00      $1.00      $1.00            $1.00
                                               =====      =====      =====      =====      =====      =====            =====
TOTAL INVESTMENT RETURN.................     5.90%(2)      4.75%      3.16%      2.44%      2.76%      3.85%         3.39%(2)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses to average net assets..     .20%(2)       .20%       .20%       .20%      .20%        .20%         .20%(2)
Ratio of net investment income to
average net assets................  ....     6.55%(2)      4.54%      3.04%      2.40%      2.62%      3.78%        3.37%(2)
Decrease reflected in above
expense ratios due
to undertaking by The Dreyfus Corporation
(limited to the expense limitation
provision of the Management Agreement)....   2.30%(2)       .33%       .10%       .07%       --          --              --
Net Assets, end of period (000's omitted)..  $22,911   $151,085   $259,416   $364,584   $192,710   $194,088         $170,483
*On September 11, 1996, the Fund's Board approved changing the Fund's fiscal year end to January 31.
(1)    From October 15, 1990 (commencement of operations) to December 31, 1990.
(2)    Annualized.




                                         DREYFUS TAX EXEMPT CASH MANAGEMENT      INSTITUTIONAL SHARES
              -------------------------------------------------------------------------------------------------------------------

                                                  FISCAL YEAR ENDED JANUARY 31,                                  SIX MONTHS ENDED
              ---------------------------------------------------------------------------------------------
              1987      1988       1989       1990       1991       1992        1993       1994      1995    1996  July 31, 1996
                                                                                                                      (Unaudited)
              -------   -------    -------    -------    -------    -------    -------   -------   ------- -------  --------------
PER SHARE DATA:
Net asset
value, beginning
of period     $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
INVESTMENT OPERATIONS:
Investment
income-net     .045       .044       .052       .062       .057       .042       .028       .023       .028   .037        .016
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
DISTRIBUTIONS:
Dividends from investment
income-net....(.045)    (.044)      (.052)     (.062)     (.057)     (.042)     (.028)     (.023)     (.028) (.037)      (.016)
               -----      -----      -----      -----      -----      -----      -----      -----     -----   -----       -----
Net asset value,
end of period $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00  $1.00       $1.00
               =====      =====      =====      =====      =====      =====      =====      =====     =====   =====       -----
TOTAL INVESTMENT
RETURN.        4.58%      4.52%      5.27%      6.35%      5.85%      4.25%      2.83%      2.29%      2.83%  3.72%     3.21%(1)
RATIOS/SUPPLEMENTAL DATA:
Ratio of expenses
to average
net assets..    .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%       .20%   .20%      .20%(1)
Ratio of net
investment
income to
average net
assets..       4.38%      4.41%      5.20%      6.15%      5.70%      4.16%      2.77%      2.26%      2.73%  3.64%     3.19%(1)
Decrease reflected
in above expense
ratios due to
undertaking by
The Dreyfus
Corporation     .04%       .03%       .03%       .04%       .03%       .05%       .04%       .04%        --      --      --
Net Assets,
end of period
(000's
omitted)...$839,388 $1,029,739 $1,006,193 $1,147,753 $1,905,522 $1,668,671.$1,838,786 $1,739,787 $1,299,301 $1,366,497 $1,229,499
(1)Annualized.

                               YIELD INFORMATION
          From time to time, each Fund advertises the yield and effective yield of its Participant Shares. Both yield figures are based on historical earnings and are not intended to indicate future performance. It can be expected that these yields will fluctuate substantially. The yield for Participant Shares of the Fund refers to the income generated by an investment in Participant Shares of the Fund over a seven-day period (which period will be stated in the advertisement). This income is then annualized. That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly, but, when annualized, the income earned by an investment in Participant Shares of the Fund is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. A Fund's yield and effective yield for Participant Shares may reflect absorbed expenses pursuant to any undertaking that may be in effect. See "Management of the Funds."
          Yield information is useful in reviewing the performance of a Fund's Participant Shares, but because yields will fluctuate, under certain conditions such information may not provide a basis for comparison with domestic bank deposits, other investments which pay a fixed yield for a stated period of time, or other investment companies which may use a different method of computing yield.
          As to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, tax equivalent yield is calculated by determining the pre-tax yield which, after being taxed at a stated rate, would be equivalent to a stated yield or effective yield calculated as described above.
          Comparative performance information may be used from time to time in advertising or marketing the Fund's shares, including data from Lipper Analytical Services, Inc., Bank Rate Monitortrademark, IBC's Money Fund Reporttrademark, Morningstar, Inc. and other industry publications.
                          DESCRIPTION OF THE FUNDS
GENERAL


          WHEN USED IN THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION, THE TERMS "INVESTOR" AND "SHAREHOLDER" REFER TO THE INSTITUTION PURCHASING FUND SHARES OF A FUND AND DO NOT REFER TO ANY INDIVIDUAL OR ENTITY FOR WHOSE ACCOUNT THE INSTITUTION MAY PURCHASE FUND SHARES. Such institutions have agreed to transmit copies of this Prospectus and all relevant Fund materials, including proxy materials, to each individual or entity for whose account the institution purchases Fund shares, to the extent required by law.


INVESTMENT OBJECTIVE
          The investment objective of each Fund is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity and, in the case of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management only, which is exempt from Federal income tax. Each Fund's investment objective cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended (the "1940 Act")) of such Fund's outstanding voting shares. There can be no assurance that a Fund's investment objective will be achieved. Each Fund pursues its investment objective in the manner described below. Securities in which a Fund invests may not earn as high a level of current income as long-term or lower quality securities which generally have less liquidity, greater market risk and more fluctuation in market value.


MANAGEMENT POLICIES
          Each Fund seeks to maintain a net asset value of $1.00 per share for purchases and redemptions. To do so, each Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the 1940 Act, which Rule includes various maturity, quality and diversification requirements, certain of which are summarized below.


          In accordance with Rule 2a-7, each Fund is required to maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 13 months or less and invest only in U.S. dollar denominated securities determined in accordance with procedures established by the Fund's Board to present minimal credit risks and, in the case of Dreyfus Cash Management, Dreyfus Municipal Cash
Management Plus, and Dreyfus Tax Exempt Cash Management, which are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. Moreover, Dreyfus Cash Management will purchase only instruments so rated in the highest rating category or, if unrated, of comparable quality as determined in accordance with procedures established by the Board. The nationally recognized statistical rating organizations currently rating instruments of the type Dreyfus Cash Management, Dreyfus Municipal Cash Management Plus, and Dreyfus Tax Exempt Cash Management may purchase are Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P"), Duff & Phelps Credit Rating Co., Fitch Investors Service, L.P. ("Fitch"), IBCA Limited and IBCA Inc. and Thomson BankWatch, Inc. and their rating criteria are described in the "Appendix" to the Statement of Additional Information. For further information regarding the amortized cost method of valuing securities, see "Determination of Net Asset Value" in the Statement of Additional Information. There can be no assurance that a Fund will be able to maintain a stable net asset value of $1.00 per share.


DREYFUS CASH MANAGEMENT -- The Fund invests in short-term money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks or London branches of domestic banks, repurchase agreements, and high grade commercial paper and other short-term corporate obligations. During normal market conditions, the Fund will invest at least 25% of its assets in bank obligations. See "Investment Considerations and Risks" below and "Appendix _ Certain Portfolio Securities."


DREYFUS GOVERNMENT CASH MANAGEMENT -- The Fund invests in securities issued or guaranteed as to principal and interest by the U.S. Government or its agencies or instrumentalities, and repurchase agreements in respect of these securities. See "Appendix--Certain Portfolio Securities." In addition, the Fund is permitted to lend portfolio securities to the extent described under "Appendix--Investment Techniques_Lending Portfolio Securities."


DREYFUS TREASURY PRIME CASH MANAGEMENT -- The Fund invests only in securities issued and guaranteed as to principal and interest by the U.S. Government. These securities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. See "Appendix -- Certain Portfolio Securities." The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the Federal government or any other type of money market instrument or security.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS -- The Fund invests at least 80% of the value of its net assets (except when maintaining a temporary defensive position) in Municipal Obligations. Municipal Obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multistate agencies or authorities, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax. Municipal Obligations bear fixed, floating or variable rates of interest. See "Appendix _ Certain Portfolio Securities."


        From time to time, the Fund may invest more than 25% of the value of its total assets in industrial development bonds which, although issued by industrial development authorities, may be backed only by the assets and revenues of the non-governmental users. Interest on Municipal Obligations (including certain industrial development bonds) which are specified private activity bonds, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), issued after August 7, 1986, while exempt from Federal income tax, is a preference item for the purpose of the alternative minimum tax. Where a regulated investment company receives such interest, a proportionate share of any exempt-interest dividend paid by the investment company will be treated as such a preference item to shareholders. The Fund may invest without limitation in such Municipal Obligations if The Dreyfus Corporation determines that their purchase is consistent with the Fund's investment objective.


        From time to time, on a temporary basis other than for temporary defensive purposes (but not to exceed 20% of the value of the Fund's net assets) or for temporary defensive purposes, the Fund may invest in taxable money market instruments ("Taxable Investments") of the quality described under "Appendix_Certain Portfolio Securities_Taxable Investments."


DREYFUS TAX EXEMPT CASH MANAGEMENT -- The Fund's management policies are identical to those of Dreyfus Municipal Cash Management Plus, except that the Fund will invest no more than 20% of the value of its net assets in Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax and, except for temporary defensive purposes, in other investments subject to Federal income tax.


INVESTMENT CONSIDERATIONS AND RISKS


GENERAL -- Each Fund attempts to increase yields by trading to take advantage of short-term market variations. This policy is expected to result in high portfolio turnover but should not adversely affect the Fund since each Fund usually will not pay brokerage commissions when it purchases short-term debt obligations, including U.S. Government Securities. The value of the portfolio securities held by each Fund will vary inversely to changes in prevailing interest rates. Thus, if interest rates have increased from the time a security was purchased, such security, if sold, might be sold at a price less than its cost. Similarly, if interest rates have declined from the time a security was purchased, such security, if sold, might be sold at a price greater than its purchase cost. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.


BANK SECURITIES (DREYFUS CASH MANAGEMENT) -- To the extent the Fund's investments are concentrated in the banking industry, the Fund will have correspondingly greater exposure to the risk factors which are characteristic of such investments. Sustained increases in interest rates can adversely affect the availability or liquidity and cost of capital funds for a bank's lending activities, and a deterioration in general economic conditions could increase the exposure to credit losses. In addition, the value of and the investment return on the Fund's shares could be affected by economic or regulatory developments in or related to the banking industry, which industry also is subject to the effects of competition within the banking industry as well as with other types of financial institutions. The Fund, however, will seek to minimize its exposure to such risks by investing only in debt securities which are determined to be of the highest quality.




        Since the Fund's portfolio may contain securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks with respect to such securities that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. Such risks include possible future political and economic developments, seizure or nationalization of foreign deposits, imposition of United Kingdom withholding taxes on interest income payable on the securities, establishment of exchange controls, or adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

INVESTING IN MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may invest more than 25% of the value of its total assets in Municipal Obligations which are related in such a way that an economic, business or political development or change affecting one such security also would affect the other securities; for example, securities the interest upon which is paid from revenues of similar types of projects, or securities whose issuers are located in the same state. As a result, each of these Funds may be subject to greater risk as compared to a fund that does not follow this practice.



          Certain municipal lease/purchase obligations in which each of these Funds may invest may contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease/purchase obligations are secured by the leased property, disposition of the leased property in the event of foreclosure might prove difficult. In evaluating the credit quality of a municipal lease/purchase obligation that is unrated, The Dreyfus Corporation will consider, on an ongoing basis, a number of factors including the likelihood that the issuing municipality will discontinue appropriating funding for the leased property.



          Certain provisions in the Code relating to the issuance of Municipal Obligations may reduce the volume of Municipal Obligations qualifying for Federal tax exemption. One effect of these provisions could be to increase the cost of the Municipal Obligations available for purchase by the Fund and thus reduce available yield. Shareholders should consult their tax advisers concerning the effect of these provisions on an investment in either of these Funds. Proposals that may restrict or eliminate the income tax exemption for interest on Municipal Obligations may be introduced in the future. If any such proposal were enacted that would reduce the availability of Municipal Obligations for investment by these Funds so as to adversely affect Fund shareholders, each Fund would reevaluate its investment objective and policies and submit possible changes in the Fund's structure to shareholders for their consideration. If legislation were enacted that would treat a type of Municipal Obligation as taxable, the Fund would treat such security as a permissible Taxable Investment within the applicable limits set forth herein.


SIMULTANEOUS INVESTMENTS -- Investment decisions for each Fund are made independently from those of other investment companies advised by The Dreyfus Corporation. If, however, such other investment companies desire to invest in, or dispose of, the same securities as a Fund, available investments or opportunities for sales will be allocated equitably to each investment company. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund.


                          MANAGEMENT OF THE FUNDS


INVESTMENT ADVISER -- The Dreyfus Corporation, located at 200 Park Avenue, New York, New York 10166, was formed in 1947 and serves as each Fund's investment adviser. The Dreyfus Corporation is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation ("Mellon"). As of September 30, 1996, The Dreyfus Corporation managed or administered approximately $81 billion in assets for more than 1.7 million investor accounts nationwide.

        The Dreyfus Corporation supervises and assists in the overall management of each Fund's affairs under a separate Management Agreement with each Fund, subject to the authority of the Fund's Board in accordance with Massachusetts law.


        Mellon is a publicly owned multibank holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets. Mellon is among the twenty-five largest bank holding companies in the United States based on total assets. Mellon's principal wholly-owned subsidiaries are Mellon Bank, N.A., Mellon Bank (DE) National Association, Mellon Bank (MD), The Boston Company, Inc., AFCO Credit Corporation and a number of companies known as Mellon Financial Services Corporations. Through its subsidiaries, including The Dreyfus Corporation, Mellon managed more than $220 billion in assets as of June 30, 1996, including approximately $83 billion in proprietary mutual fund assets. As of June 30, 1996, Mellon, through various subsidiaries, provided non-investment services, such as custodial or administration services, for more than $876 billion in assets, including approximately $57 billion in mutual fund assets.
        For each Fund's most recent fiscal year end, each Fund paid The Dreyfus Corporation a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.


        As to each Fund's Participant Shares, unless The Dreyfus Corporation gives Fund investors at least 90 days' notice to the contrary, The Dreyfus Corporation, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund:
(i)the management fee payable by the Fund monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) payments made pursuant to the Fund's Service Plan at the annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. No Fund will reimburse The Dreyfus Corporation for any amounts it may bear.


        In allocating brokerage transactions, The Dreyfus Corporation seeks to obtain the best execution of orders at the most favorable net price. Subject to this determination, The Dreyfus Corporation may consider, among other things, the receipt of research services and/or the sale of shares of a Fund or other funds managed, advised or administered by The Dreyfus Corporation as factors in the selection of broker-dealers to execute portfolio transactions for a Fund. See "Portfolio Transactions" in the Statement of Additional Information.
        The Dreyfus Corporation may pay the Funds' distributor for shareholder services from The Dreyfus Corporation's own assets, including past profits but not including the management fee paid by the Fund. The Funds' distributor may use part or all of such payments to pay Service Agents in respect of these services.


DISTRIBUTOR -- The Funds' distributor is Premier Mutual Fund Services, Inc. (the "Distributor"), located at 60 State Street, Boston, Massachusetts 02109. The Distributor's ultimate parent is Boston Institutional Group, Inc.


TRANSFER AND DIVIDEND DISBURSING AGENT AND CUSTODIAN -- Dreyfus Transfer, Inc., a wholly-owned subsidiary of The Dreyfus Corporation, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's Transfer and Dividend Disbursing Agent (the "Transfer Agent"). The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's Custodian. Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles California 90017, is Sub-custodian (the "Sub-custodian") as to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management.



                               HOW TO BUY SHARES



GENERAL


        The Funds are designed for institutional investors, particularly banks, acting for themselves or in a fiduciary, advisory, agency, custodial or similar capacity. Participant Shares may not be purchased directly by individuals, although institutions may purchase shares for accounts maintained by individuals. Generally, each investor will be required to open a single master account with the Fund for all purposes. In certain cases, the Fund may request investors to maintain separate master accounts for shares held by the investor (i) for its own account, for the account of other institutions and for accounts for which the institution acts as a fiduciary, and (ii) for accounts for which the investor acts in some other capacity. An institution may arrange with the Transfer Agent for sub-accounting services and will be charged directly for the cost of such services.
        The minimum initial investment to purchase Participant Shares is $10,000,000, unless: (a) the investor has invested at least $10,000,000 in the aggregate among any class of shares of any Fund, Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund, Dreyfus New York Municipal Cash Management, and Dreyfus

Treasury Cash Management; or (b) the investor has, in the opinion of Dreyfus Institutional Services Division, adequate intent and availability of funds to reach a future level of investment of $10,000,000 among any class of shares of the funds identified above. There is no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. Share certificates are issued only upon the investor's written request. No certificates are issued for fractional shares. Each Fund reserves the right to reject any purchase order.
        Management understands that some financial institutions, securities dealers and other industry professionals (collectively, "Service Agents") and other institutions may charge their clients fees in connection with purchases of Participant Shares for the accounts of their clients. Service Agents may receive different levels of compensation for selling different classes of shares. Investors should consult their Service Agents in this regard.
        Participant Shares may be purchased by wire, by telephone or through compatible computer facilities. All payments should be made in U.S. dollars and, to avoid fees and delays, should be drawn only on U.S. banks. To place an order by telephone or to determine whether their computer facilities are compatible with the Fund's, investors should call one of the telephone numbers listed under "General Information" in this Prospectus.
        Participant Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form and Federal Funds (monies of member banks in the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received by the Custodian, Sub-custodian or other agent or entity subject to the direction of such agents. If an investor does not remit Federal Funds, its payment must be converted into Federal Funds. This usually occurs within one business day of receipt of a bank wire and within two business days of receipt of a check drawn on a member bank of the Federal Reserve System. Checks drawn on banks which are not members of the Federal Reserve System may take considerably longer to convert into Federal Funds. Prior to receipt of Federal Funds, the investor's money will not be invested.
          Federal regulations require that an investor provide a certified Taxpayer Identification Number ("TIN") upon opening or reopening an account. See "Dividends, Distributions and Taxes" and the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject an investor to a $50 penalty imposed by the Internal Revenue Service (the "IRS").


DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 5:00 p.m., New York time/2:00 p.m., California time, on each day the New York Stock Exchange or the Transfer Agent is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.


        Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian or received in Federal Funds by 12:00 Noon, California time, by the Sub-custodian, will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian, or received in Federal Funds after 12:00 Noon, California time, by the Sub-custodian, will begin to accrue dividends on the following business day.


        A telephone order placed to Dreyfus Institutional Services Division in New York will become effective at the price determined at 5:00 p.m., New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 5:00 p.m., New York time, and Federal Funds are received by the Custodian by 6:00 p.m., New York time, on that day. A telephone order placed to Dreyfus Institutional Services Division in California will become effective at the price determined at 2:00 p.m., California time, and the shares purchased will receive the dividend declared on that day if such order is placed by 12:00 Noon, California time, and Federal Funds are received by the Sub-custodian by 4:00 p.m., California time, on that day.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- Each of these Fund's net asset value per share is determined as of 12:00 Noon, New York time, on each day the New York Stock Exchange is open for business. Net asset value per share of each class of shares is computed by dividing the value of the Fund's net assets represented by such class (i.e., the value of its assets less liabilities) by the total number of shares of such class outstanding. See "Determination of Net Asset Value" in the Statement of Additional Information.
          Except in the case of telephone orders, investors whose payments are received in or converted into Federal Funds by 12:00 Noon, New York time, by the Custodian will receive the dividend declared that day. Investors whose payments are received in or converted into Federal Funds after 12:00 Noon, New York time, by the Custodian will begin to accrue dividends on the following business day.

          A telephone order placed to Dreyfus Institutional Services Division will become effective at the price determined at 12:00 Noon, New York time, and the shares purchased will receive the dividend declared on that day, if such order is placed by 12:00 Noon, New York time, and Federal Funds are received by the Custodian by 4:00 p.m., New York time, on that day.


                            SHAREHOLDER SERVICES


FUND EXCHANGES -- An investor may purchase, in exchange for Participant Shares of a Fund, Participant Shares of another Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, which have different investment objectives and management policies that may be of interest to investors. Upon an exchange into a new account the following shareholder services and privileges, as applicable and where available, will be automatically carried over to the fund into which the exchange is made: Telephone Exchange Privilege, Redemption by Wire or Telephone, Redemption Through Compatible Computer Facilities and the dividend/capital gain distribution option selected by the investor.


        To request an exchange, exchange instructions must be given in writing or by telephone. See "How to Redeem Shares_Procedures." Before any exchange into a fund offered by another prospectus, the investor must obtain and should review a copy of the current prospectus of the fund into which the exchange is being made. Prospectuses may be obtained by calling one of the telephone numbers listed under "General Information" in this Prospectus. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. No fees currently are charged investors directly in connection with exchanges, although each Fund reserves the right, upon not less than 60 days' written notice, to charge investors a nominal fee in accordance with rules promulgated by the Securities and Exchange Commission. Each Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges may be modified or terminated at any time upon notice to investors. See "Dividends, Distributions and Taxes."


        An investor who wishes to redeem Participant Shares and purchase shares of another class of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed under "General Information" in this Prospectus, and should obtain and review a copy of the current prospectus for the relevant share class which the investor wishes to purchase.


DREYFUS AUTO-EXCHANGE PRIVILEGE -- Dreyfus Auto-Exchange Privilege enables an investor to invest regularly (on a semi-monthly, monthly, quarterly or annual basis), in exchange for Participant Shares of a Fund, in Participant Shares of any other Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus New York Municipal Cash Management, or Dreyfus Treasury Cash Management, if the investor is a shareholder in such fund. The amount an investor designates, which can be expressed either in terms of a specific dollar or share amount, will be exchanged automatically on the first and/or fifteenth of the month according to the schedule that the investor has selected. Shares will be exchanged at the then-current net asset value. The right to exercise this Privilege may be modified or cancelled by the Fund or the Transfer Agent. An investor may modify or cancel the exercise of this Privilege at any time by mailing written notification to Dreyfus Institutional Services Division, EAB Plaza, 144 Glenn Curtiss Boulevard, 8th Floor, Uniondale, New York 11556-0144. Each Fund may charge a service fee for the use of this Privilege. No such fee currently is contemplated. For more information concerning this Privilege and the funds eligible to participate in this Privilege, or to obtain a Dreyfus Auto-Exchange Authorization Form, please call one of the telephone numbers listed under "General Information." See "Dividends, Distributions and Taxes."



                            HOW TO REDEEM SHARES


GENERAL
        Investors may request redemption of Participant Shares at any time and the shares will be redeemed at the next determined net asset value.


        None of these Funds impose charges when Participant Shares are redeemed. Service Agents or other institutions may charge their clients a nominal fee for effecting redemptions of Fund shares. Any share certificates representing Fund shares being redeemed must be submitted with the redemption request. The value of the shares redeemed may be more or less than their original cost, depending upon the respective Fund's then-current net asset value.


        Each Fund ordinarily will make payment for all Participant Shares redeemed within seven days after receipt by Dreyfus Institutional Services Division of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission.

DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division in New York by 5:00 p.m., New York time, or in Los Angeles by 12:00 Noon, California time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day in New York or Los Angeles, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.


DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT -- If a request for redemption is received in proper form by Dreyfus Institutional Services Division by 12:00 Noon, New York time, the proceeds of the redemption, if transfer by wire is requested, ordinarily will be transmitted in Federal Funds on the same day and the shares will not receive the dividend declared on that day. If the request is received later that day by Dreyfus Institutional Services Division, the shares will receive the dividend declared on that day and the proceeds of redemption, if wire transfer is requested, ordinarily will be transmitted in Federal Funds on the next business day.


PROCEDURES
        Investors may redeem Participant Shares by wire or telephone, or through compatible computer facilities as described below.
        If an investor selects a telephone redemption privilege or telephone exchange privilege (which is granted automatically unless the investor refuses it), the investor authorizes the Transfer Agent to act on telephone instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Each Fund will require the Transfer Agent to employ reasonable procedures, such as requiring a form of personal identification, to confirm that instructions are genuine and, if they do not follow such procedures, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions. Neither the Funds nor the Transfer Agent will be liable for following telephone instructions reasonably believed to be genuine.
        During times of drastic economic or market conditions, investors may experience difficulty in contacting the Fund or its designated agents by telephone to request a redemption or exchange of Participant Shares. In such cases, investors should consider using the other redemption procedures described herein.
REDEMPTION BY WIRE OR TELEPHONE -- Investors may redeem Participant Shares by wire or telephone. The redemption proceeds will be paid by wire transfer. Investors can redeem Participant Shares by telephone by calling one of the telephone numbers listed under "General Information." Each Fund reserves the right to refuse any request made by wire or telephone and may limit the amount involved or the number of telephone redemptions. This procedure may be modified or terminated at any time by the Transfer Agent or a Fund. The Statement of Additional Information sets forth instructions for redeeming shares by wire. Shares for which certificates have been issued may not be redeemed by wire or telephone.
REDEMPTION THROUGH COMPATIBLE COMPUTER FACILITIES -- Each Fund makes available to institutions the ability to redeem shares through compatible computer facilities. Investors desiring to redeem shares in this manner should call Dreyfus Institutional Services Division at one of the telephone numbers listed under "General Information" to determine whether their computer facilities are compatible and to receive instructions for redeeming Participant Shares in this manner.
                                 SERVICE PLAN


        Participant Shares of each Fund are subject to a separate Service
Plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under each Service Plan, the Fund (a) reimburses the Distributor for distributing Participant Shares and (b) pays The Dreyfus Corporation, Dreyfus Service Corporation, a wholly-owned subsidiary of The Dreyfus Corporation, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing Participant Shares and for providing certain services relating to Participant Shares shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts ("Servicing"), at an aggregate annual rate of .40 of 1% of the value of the Fund's average daily net assets attributable to Participant Shares. Each of the Distributor and Dreyfus may pay one or more Service Agents a fee in respect of the Fund's Participant Shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. Each of the Distributor and Dreyfus determines the amounts, if any, to be paid to Service Agents under the Service Plan and the basis on which such payments are made. Generally, the Service Agent will provide holders of Participant Shares a consolidated statement, checkwriting privileges, automated teller machine access, and bill paying services. The fee payable for Servicing is intended to be a "service fee" as defined under Rule 2830 of the NASD Conduct Rules. The fees payable under the Service Plan are payable without regard to actual expenses incurred.


                       DIVIDENDS, DISTRIBUTIONS AND TAXES


        Ordinarily, dividends are declared from net investment income on each day the New York Stock Exchange or the Transfer Agent as to Dreyfus Cash Management, or the New York Stock Exchange only, as to Dreyfus Government
Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal
Cash Management Plus, and Dreyfus Tax Exempt Cash Management, is open for business. Participant Shares begin earning income dividends on the day the purchase order is effective. The Fund's earnings for Saturdays, Sundays and holidays are declared as dividends on the prior business day. Dividends usually are paid on the last calendar day of each month, and are automatically reinvested in additional Participant Shares at net asset value or, at the investor's option, paid in cash. If an investor redeems all Participant Shares in its account at any time during the month, all dividends to which the investor is entitled will be paid along with the proceeds of the redemption. An omnibus accountholder may indicate in a partial redemption request that a portion of any accrued dividends to which such account is entitled belongs to an underlying accountholder who has redeemed all shares in his or her account, and such portion of the accrued dividends will be paid to the accountholder along with the proceeds of the redemption. Distributions from net realized securities gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Code, in all events in a manner consistent with the provisions of the 1940 Act. No Fund will make distributions from net realized securities gains unless capital loss carryovers, if any, have been utilized or have expired. Investors may choose whether to receive distributions in cash or to reinvest in additional Participant Shares at net asset value. All expenses are accrued daily and deducted before declaration of dividends to investors. Dividends paid by each class of shares will be calculated at the same time and in the same manner and will be in the same amount, except that the expenses attributable solely to a class will be borne exclusively by such class.



        Dividends paid by Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management derived from net investment income and dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management derived from Taxable Investments, together with distributions from any net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, are taxable as ordinary income, whether received in cash or reinvested in Participant Shares, if the beneficial holder of shares is a citizen or resident of the United States. No dividend paid by a Fund will qualify for the dividends received deduction allowable to certain U.S. corporations. Distributions from net realized long-term securities gains, if any, generally are taxable as long-term capital gains for Federal income tax purposes if the beneficial holder of shares is a citizen or resident of the United States, regardless of how long shareholders have held their shares and whether such distributions are received in cash or reinvested in additional shares. The Code provides that the net capital gain of an individual generally will not be subject to Federal income tax at a rate in excess of 28%.




     Except for dividends from Taxable Investments, it is anticipated that substantially all dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management will not be subject to Federal income tax. Dividends and distributions may be subject to state and local taxes. Although all or a substantial portion of the dividends paid by Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management may be excluded by the beneficial holders of Fund shares from their gross income for Federal income tax purposes, each of these Funds may purchase specified private activity bonds, the interest from which may be (i) a preference item for purposes of the alternative minimum tax, (ii) a component of the "adjusted current earnings" preference item for purposes of the corporate alternative minimum tax as well as a component in computing the corporate environmental tax or (iii) a factor in determining the extent to which the Social Security benefits of a beneficial holder of Fund shares are taxable.
If either of these Funds purchases such securities, the portion of the Fund's dividends related thereto will not necessarily be tax exempt to a beneficial holder of Fund shares who is subject to the alternative minimum tax and/or tax on Social Security benefits and may cause a beneficial holder of Fund shares to be subject to such taxes.


        Dividends paid by Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management derived from net investment income attributable to interest from direct obligations of the United States currently are not subject to state personal income tax. Dividends paid by these Funds may be subject to state and local corporate income and/or franchise taxes. In addition, in certain jurisdictions, Fund shareholders may be subject to state and local taxes with respect to ownership of Fund shares or distributions from the Fund. Each of these Funds intends to provide shareholders with a statement which sets forth the percentage of dividends paid by the Fund which are attributable to interest income from direct obligations of the United States.


        Taxable dividends derived from net investment income, together with distributions from net realized short-term securities gains and all or a portion of any gains realized from the sale or other disposition of certain market discount bonds, paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally are subject to U.S. nonresident withholding taxes at the rate of 30%, unless the foreign person claims the benefit of a lower rate specified in a tax treaty. Distributions from net realized long-term securities gains paid by a Fund with respect to Fund shares beneficially owned by a foreign person generally will not be subject to U.S. nonresident withholding tax. However, such distributions may be subject to backup withholding, as described below, unless the foreign person certifies his non-U.S. residency status.


        Notice as to the tax status of an investor's dividends and distributions will be mailed to such investor annually. Each investor also will receive periodic summaries of such investor's account which will include information as to dividends and distributions from securities gains, if any, paid during the year. For Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, these statements will set forth the dollar amount of income exempt from Federal tax and the dollar amount, if any, subject to Federal tax. These dollar amounts will vary depending on the size and length of time of the investor's investment in the Fund. If Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management pays dividends derived from taxable income earned on the day bears to total income earned on that day. Thus, the percentage of the dividend designated as taxable, if any, may vary from day to day.
        The exchange of shares of one fund for shares of another fund is treated for Federal income tax purposes as a sale of the shares given in exchange by the investor and, therefore, an exchanging investor may realize a taxable gain or loss.


        Federal regulations generally require each Fund to withhold ("backup withholding") and remit to the U.S. Treasury 31% of taxable dividends and distributions from net realized securities gains of the Fund paid to a shareholder if such shareholder fails to certify either that the TIN furnished in connection with opening an account is correct, or that such shareholder has not received notice from the IRS of being subject to backup withholding as a result of a failure to properly report taxable dividend or interest income on a Federal income tax return. Furthermore, the IRS may notify the Fund to institute backup withholding if the IRS determines a shareholder's TIN is incorrect or if a shareholder has failed to properly report taxable dividend and interest income on a Federal income tax return.


        A TIN is either the Social Security number or employer identification number of the record owner of the account. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner of the account, and may be claimed as a credit on the record owner's Federal income tax return.


        Management believes that each Fund has qualified for its respective fiscal year as a "regulated investment company" under the Code. Each Fund intends to continue to so qualify if such qualification is in the best interests of its shareholders. Such qualification relieves the Fund of any liability for Federal income tax to the extent its earnings are distributed in accordance with applicable provisions of the Code. Each Fund is subject to a nondeductible 4% excise tax, measured with respect to certain undistributed amounts of taxable investment income and capital gains.


        Each investor should consult its tax adviser regarding specific questions as to Federal, state or local taxes.
                            GENERAL INFORMATION


        Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management were incorporated under Maryland law on December 6, 1984, February 1, 1984, and January 27, 1984, respectively, and commenced operations in March, 1985. On May 22, 1987, each of these Funds was reorganized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. Dreyfus Municipal Cash Management Plus and Dreyfus Treasury Prime Cash Management each were organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to a separate Agreement and Declaration of Trust dated September 12, 1990 and February 16, 1987, and commenced operations on
October 15, 1990 and December 27, 1988, respectively. Each Fund is authorized to issue an unlimited number of shares of beneficial interest, par value
$.001 per share. Each Fund's shares are classified into four classes. Each share has one vote and shareholders will vote in the aggregate and not by class, except as otherwise required by law or with respect to any matter which affects only one class. Holders of Participant Shares, however, will be entitled to vote on matters submitted to shareholders pertaining to the Service Plan.

        Under Massachusetts law, shareholders could, under certain circumstances, be held liable for the obligations of a Fund. However, each Fund's Agreement and Declaration of Trust (the "Trust Agreement") disclaims shareholder liability for acts or obligations of such Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or its Trustees. Each Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility which management believes is remote. Upon payment of any liability incurred by a Fund, the shareholder paying such liability will be entitled to reimbursement from the general assets of such Fund. Each Fund intends to conduct its operations in such a way so as to avoid, as far as possible, ultimate liability of its shareholders for liabilities of the Fund. As described under "Management of the Funds" in the Statement of Additional Information, ordinarily, none of the Funds will not hold shareholder meetings; however, shareholders under certain circumstances may have the right to call a meeting of shareholders for the purpose of voting to remove Board members.


    The Transfer Agent maintains a record of each investor's ownership and sends confirmations and statements of account.


        Investor inquiries may be made by writing to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, by calling in New York State 1-718-895-1650; outside New York State call toll free 1-800-346-3621. Individuals or entities for whom institutions may purchase or redeem Participant Shares should call toll free 1-800-554-4611.


        The Glass-Steagall Act and other applicable laws prohibit Federally chartered or supervised banks from engaging in certain aspects of the business of issuing, underwriting, selling and/or distributing securities. Accordingly, banks will perform only administrative and shareholder servicing functions. While the matter is not free from doubt, each Fund's Board members believe that such laws should not preclude a bank from acting on behalf of clients as contemplated by this Prospectus. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of the activities contemplated by this Prospectus. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain Fund shareholders and alternative means for continuing the servicing of such shareholders would be sought. In such event, changes in the operation of a Fund might occur and shareholders serviced by such bank might no longer be able to avail themselves of any automatic investment or other services then being provided by the bank. The Funds do not expect that their respective shareholders would suffer any adverse financial consequences as a result of any of these occurrences.


        Although each Fund is offering only its own shares, it is possible that a Fund might become liable for any misstatement in this Prospectus about another Fund. Each Fund's Board has considered this factor in approving the use of this combined Prospectus.
                                   Page 16

                                   APPENDIX
INVESTMENT TECHNIQUES
BORROWING MONEY -- Each Fund may borrow money from banks, but only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser or cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of a value of a Fund's total assets, the Fund will not make any additional investments.
LENDING PORTFOLIO SECURITIES (DREYFUS GOVERNMENT CASH MANAGEMENT) -- The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Fund continues to be entitled to payments in amounts equal to the interest or other distributions payable on the loaned securities which affords the Fund an opportunity to earn interest on the amount of the loan and on the loaned securities' collateral. Loans of portfolio securities may not exceed 20% of the value of the Fund's total assets, and the Fund will receive collateral consisting of cash or U.S. Treasury securities which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Such loans are terminable by the Fund at any time upon specified notice. The Fund might experience risk of loss if the institution with which it has engaged in a portfolio loan transaction breaches its agreement with the Fund.


FORWARD COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase Municipal Obligations and other securities on a forward commitment or when-issued basis, which means that delivery and payment take place a number of days after the date of the commitment to purchase. The payment obligation and the interest rate receivable on a forward commitment or when-issued security are fixed when the Fund enters into the commitment, but the Fund does not make payment until it receives delivery from the counterparty. A Fund will commit to purchase such securities only with the intention of actually acquiring the securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. A segregated account of the Fund consisting of permissible liquid assets at least equal at all times to the amount of the commitments will be established and maintained at the Fund's custodian bank.


CERTAIN PORTFOLIO SECURITIES
U.S. TREASURY SECURITIES (DREYFUS CASH MANAGEMENT, DREYFUS GOVERNMENT CASH MANAGEMENT, AND DREYFUS TREASURY PRIME CASH MANAGEMENT) -- Each of these Funds may invest in U.S. Treasury securities which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.


U.S. GOVERNMENT SECURITIES (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds, in addition to U.S. Treasury securities, may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


REPURCHASE AGREEMENTS (DREYFUS CASH MANAGEMENT AND DREYFUS GOVERNMENT CASH MANAGEMENT) -- Each of these Funds may enter into repurchase agreements with certain banks or non-bank dealers. In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.


BANK OBLIGATIONS (DREYFUS CASH MANAGEMENT) -- The Fund may purchase certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks, London branches of domestic banks and other banking institutions. With respect to such securities issued by London branches of domestic banks, the Fund may be subject to additional investment risks that are different in some respects from those incurred by a fund which invests only in debt obligations of U.S. domestic issuers. See "Description of the Funds -- Investment Considerations and Risks -- Bank Securities."

                                 Page 17

        Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.
        Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate.
        Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.


COMMERCIAL PAPER (DREYFUS CASH MANAGEMENT) -- Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The commercial paper purchased by the Fund will consist only of direct obligations. The other corporate obligations in which the Fund may invest consist of high quality, U.S. dollar denominated short-term bonds and notes (including variable amount master demand notes).


MUNICIPAL OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Municipal Obligations generally include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal Obligations are classified as general obligation bonds, revenue bonds and notes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenue derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds, in most cases, are revenue bonds that generally do not carry the pledge of the credit of the issuing municipality, but generally are guaranteed by the corporate entity on whose behalf they are issued. Notes are short-term instruments which are obligations of the issuing municipalities or agencies and are sold in anticipation of a bond sale, collection of taxes or receipt of other revenues. Municipal Obligations include municipal lease/purchase agreements which are similar to installment purchase contracts for property or equipment issued by municipalities.


CERTAIN TAX EXEMPT OBLIGATIONS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase floating and variable rate demand notes and bonds, which are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit the Fund to invest fluctuating amounts, at varying rates of interest, pursuant to direct arrangements between the Fund, as lender, and the borrower. These obligations permit daily changes in the amounts borrowed. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Changes in the credit quality of banks and other financial institutions that provide such credit or liquidity enhancements to the Fund's portfolio securities could cause losses to the Fund and affect its share price. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value plus accrued interest. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Each obligation purchased by the Fund will meet the quality criteria established for the purchase of Municipal Obligations.



TAX EXEMPT PARTICIPATION INTERESTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may purchase from financial institutions participation interests in Municipal Obligations (such as industrial development bonds and municipal lease/purchase agreements). A participation interest gives the Fund an undivided interest in the Municipal Obligation in the proportion that the Fund's participation interest bears to the total principal amount of the Municipal Obligation. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated or has been given a rating below that which otherwise is permissible for purchase by the Fund, it will be backed by an irrevocable letter of credit or guarantee of a bank that the Fund's Board has determined meets prescribed quality standards for banks, or the payment obligation otherwise will be collateralized by U.S. Government securities. For certain participation interests, the Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the Municipal Obligation, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under

                            Page 18

the terms of the Municipal Obligation, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio.


STAND-BY COMMITMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- Each of these Funds may acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a stand-by commitment, the Fund obligates a broker, dealer or bank to repurchase, at the Fund's option, specified securities at a specified price and, in this respect, stand-by commitments are comparable to put options. The exercise of a stand-by commitment, therefore, is subject to the ability of the seller to make payment on demand. These Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and neither Fund intends to exercise its rights thereunder for trading purposes. These Funds may pay for stand-by commitments if such action is deemed necessary, thus increasing to a degree the cost of the underlying Municipal Obligation and similarly decreasing such security's yield to investors. Gains realized in connection with stand-by commitments will be taxable.


TAXABLE INVESTMENTS (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS AND DREYFUS TAX EXEMPT CASH MANAGEMENT) -- To the extent set forth in this Prospectus, each of these Funds may invest in Taxable Investments consisting of: notes of issuers having, at the time of purchase, a quality rating within the two highest grades of Moody's, S&P or Fitch; obligations of the U.S. Government, its agencies or instrumentalities; commercial paper rated not lower than P-1 by Moody's, A-1 by S&P or F-1 by Fitch; certificates of deposit of U.S. domestic banks, including foreign branches of domestic banks, with assets of one billion dollars or more; time deposits; bankers' acceptances and other short-term bank obligations; and repurchase agreements in respect of any of the foregoing. See "Certain Portfolio Securities" above and "Investment Objective and Management Policies -- Portfolio Securities" in the Statement of Additional Information for more information on Taxable Investments. Dividends paid by the Fund that are attributable to income earned by the Fund from Taxable Investments will be taxable to investors. See "Dividends, Distributions and Taxes." Except for temporary defensive purposes, at no time will more than 20% of the value of the Fund's net assets be invested in Taxable Investments and, with respect to Dreyfus Tax
Exempt Cash Management, Municipal Obligations the interest from which gives rise to a preference item for the purpose of the alternative minimum tax. If the Fund purchases Taxable Investments, it will value them using the amortized cost method and comply with the provisions of Rule 2a-7 relating to purchases of taxable instruments. Under normal market conditions, neither of these Funds anticipate that more than 5% of the value of its total assets will be invested in any one category of Taxable Investments.


ILLIQUID SECURITIES -- Each Fund may invest up to 10% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund's investment objective. Such securities may include securities that are not readily marketable, such as certain securities that are subject to legal or contractual restrictions on resale, and repurchase agreements providing for settlement in more than seven days after notice. As to these securities, each Fund is subject to a risk that should it desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of such Fund's net assets could be adversely affected.
        NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN EACH FUND'S OFFICIAL SALES LITERATURE IN CONNECTION WITH THE OFFER OF SUCH FUND'S SHARES, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY A FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER IN ANY STATE IN WHICH, OR TO ANY PERSON TO WHOM, SUCH OFFERING MAY NOT LAWFULLY BE MADE.


COMBINED
PROSPECTUS
FOR
Dreyfus
Cash Management
Dreyfus Government
Cash Management
Dreyfus
Treasury Prime
Cash Management
Dreyfus
Municipal Cash Management Plus
Dreyfus
Tax Exempt
Cash Management
[PARTICIPANT SHARES]

Copy Rights 1996 Dreyfus Service Corporation
                                          CMGT/p112096par

Registration Mark






                           DREYFUS CASH MANAGEMENT
                  DREYFUS GOVERNMENT CASH MANAGEMENT
                  DREYFUS TREASURY PRIME CASH MANAGEMENT
                  DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                  DREYFUS TAX EXEMPT CASH MANAGEMENT
                               COMBINED PART B
                    (STATEMENT OF ADDITIONAL INFORMATION)
                              NOVEMBER 20, 1996
      (FOR INSTITUTIONAL SHARES, ADMINISTRATIVE SHARES, INVESTOR SHARES
                          AND PARTICIPANT SHARES)



     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus for each class of shares of Dreyfus Cash Management, Dreyfus Government Cash Management, Dreyfus Treasury Prime Cash Management, Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management (each, a "Fund" and collectively, the "Funds"), each dated November 20, 1996, as they may be revised from time to time. To obtain a copy of the Prospectus for a class of shares of a Fund, please write to a Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, or, in the case of institutional investors, call the following numbers:

          Outside New York State -- Call Toll Free 1-800-346-3621
                  In New York State -- Call 1-718-895-1650

     Individuals or entities for whom institutions may purchase or redeem Fund shares may write to a Fund at the above address or call toll free 1-800-554-4611 to obtain a copy of a Fund Prospectus.

     The Dreyfus Corporation (the "Manager") serves as each Fund's investment adviser.

     Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of each Fund's shares.

     Each Fund is a separate entity with a separate portfolio. The operations and investment results of one Fund are unrelated to those of each other Fund. This combined Statement of Additional Information has been provided for investors' convenience to provide investors the opportunity to consider several investment choices in one document.





                              TABLE OF CONTENTS
                                                             Page




Investment Objective and Management Policies. . . . . . . . B-3
Management of the Funds . . . . . . . . . . . . . . . . . . B-14
Management Agreements . . . . . . . . . . . . . . . . . . . B-18
How to Buy Shares . . . . . . . . . . . . . . . . . . . . . B-21
Service Plans . . . . . . . . . . . . . . . . . . . . . . . B-22
Shareholder Services Plans  . . . . . . . . . . . . . . . . B-23
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . B-24
Determination of Net Asset Value. . . . . . . . . . . . . . B-25
Shareholder Services. . . . . . . . . . . . . . . . . . . . B-26
Dividends, Distributions and Taxes. . . . . . . . . . . . . B-27
Portfolio Transactions. . . . . . . . . . . . . . . . . . . B-27
Yield Information . . . . . . . . . . . . . . . . . . . . . B-28
Information About the Funds . . . . . . . . . . . . . . . . B-30
Transfer and Dividend Disbursing Agent, Custodian,
  Counsel and Independent Auditors. . . . . . . . . . . . . B-30
Appendix A  . . . . . . . . . . . . . . . . . . . . . . . . B-32
Appendix B  . . . . . . . . . . . . . . . . . . . . . . . . B-34
Appendix C. . . . . . . . . . . . . . . . . . . . . . . . . B-38
Financial Statements and Reports of Independent Auditors. . B-40





                INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES


     The following information supplements and should be read in conjunction with the sections of each Fund Prospectus entitled "Description of the Funds" and "Appendix."

Portfolio Securities

     U.S. Government Securities. (Dreyfus Cash Management and Dreyfus Government Cash Management) Securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities include U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the U.S. Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. Interest may fluctuate based on generally recognized reference rates or the relationship of rates. While the U.S. Government provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.


     Bank Securities. (Dreyfus Cash Management) Certificates of deposit are negotiable certificates representing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time (in no event longer than seven days) at a stated interest rate. Investments in time deposits generally are limited to London branches of domestic banks that have total assets in excess of one billion dollars. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Other short-term obligations may include uninsured, direct obligations bearing fixed, floating or variable interest rates.

     Investments in time deposits and certificates of deposit ("CDs") are limited to domestic banks having total assets in excess of $1 billion or to London branches of such domestic banks. The Fund also is authorized to purchase CDs issued by banks, savings and loan associations and similar institutions with less than $1 billion in assets, the deposits of which are insured by the Federal Deposit Insurance Corporation ("FDIC"), provided the Fund purchases any such CD in a principal amount of no more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Fund would not own more than one such CD per such issuer.

     Both domestic banks and London branches of domestic banks are subject to extensive but different governmental regulations which may limit both the amount and types of loans which may be made and interest rates which may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of this industry.

     Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the FDIC. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose CDs may be purchased by the Fund are insured by the FDIC (although such insurance may not be of material benefit to the Fund, depending on the principal amount of the CDs of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Fund are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the London branches of domestic banks.

     CDs held by the Fund, other than those issued by banks with less than one billion dollars in assets as described above, do not benefit materially, and time deposits do not benefit at all, from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC.





     Repurchase Agreements. (Dreyfus Cash Management and Dreyfus Government Cash Management) In a repurchase agreement, the Fund buys, and the seller agrees to repurchase, a security at a mutually agreed upon time and price (usually within seven days). The repurchase agreement thereby determines the yield during the purchaser's holding period, while the seller's obligation to repurchase is secured by the value of the underlying security. Each Fund's custodian or sub-custodian will have custody of, and will hold in a segregated account, securities acquired by such Fund under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commission to be loans by the Fund. In an attempt to reduce the risk of incurring a loss on a repurchase agreement, each of these Funds will enter into repurchase agreements only with domestic banks with total assets in excess of $1 billion, or primary government securities dealers reporting to the Federal Reserve Bank of New York, with respect to securities of the type in which such Fund may invest, and will require that additional securities be deposited with it if the value of the securities purchased should decrease below resale price. Repurchase agreements could involve risks in the event of a default or insolvency of the other party to the agreement, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

     Municipal Obligations. (Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management) The average distribution of investments (at value) in Municipal Obligations by ratings of Dreyfus Municipal Cash Management Plus1 for the fiscal year ended December 31, 1995, and of Dreyfus Tax Exempt Cash Management for the fiscal year ended January 31, 1996, computed on a monthly basis, were as follows:



                                                                  Percentage of Value

                                                                  Dreyfus
                                                                  Municipal
Fitch Investors       Moody's Investors       Standard & Poor's   Cash        Dreyfus
Service, L.P.         Service, Inc.           Ratings Group       Management  Tax Exempt
("Fitch")        or   ("Moody's")         or  ("S&P")             Plus         Cash Management
F-1+/F-1              VMIG 1/MIG 1,           SP-1+/SP-1,         96.2%        96.2%
                      P-1                     A-1+/A-1
F-2                   MIG 2                   SP-2                 -            2.2%
AAA/AA                Aaa/Aa                  AAA/AA              0.4%          0.9%
Not Rated             Not Rated               Not Rated           3.4%*         0.7%*
                                                                100.0%        100.0%

_______________________


1 On September 11, 1996, the Board of Dreyfus Municipal Cash Management Plus approved changing the Fund's fiscal year end from December 31 to January 31.


* Included in the Not Rated category are securities comprising 3.4% and 0.7% of the market value of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, respectively, which, while not rated, have been determined by the Manager to be comparable quality to securities in the VMIG 1/MIG 1 or SP-1+/SP-1 rating categories.


     The term "Municipal Obligations" generally includes debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and lending such funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide for the construction, equipment, repair or improvement of privately operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, industrial, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal; the interest paid on such obligations may be exempt from Federal income tax, although current tax laws place substantial limitations on the size of such issues. Such obligations are considered to be Municipal Obligations if the interest paid thereon qualifies as exempt from Federal income tax in the opinion of bond counsel to the issuer. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications.

     Floating and variable rate demand notes and bonds are tax exempt obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals.

     For the purpose of diversification under the Investment Company Act of 1940, as amended (the "1940 Act"), the identification of the issuer of Municipal Obligations depends on the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the subdivision and the security is backed only by the assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if that bond is backed only by the assets and revenues of the non-governmental user, then such non-governmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guaranty would be considered a separate security and will be treated as an issue of such government or other entity.


     The yields on Municipal Obligations are dependent on a variety of factors, including general economic and monetary conditions, money market factors, conditions in the Municipal Obligations market, size of a particular offering, maturity of the obligation, and rating of the issue. The imposition of the management fee and the fees paid under each Fund's Service Plan with respect to Administrative Shares, Investor Shares and Participant Shares, will have the effect of reducing the yield to investors.



     Municipal lease obligations or installment purchase contract obligations (collectively, "lease obligations") have special risks not ordinarily associated with Municipal Obligations. Although lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation ordinarily is backed by the municipality's covenant to budget for, appropriate and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. Each Fund will seek to minimize these risks by investing only in those lease obligations that (1) are rated in one of the two highest categories for debt obligations by at least two nationally recognized statistical rating organizations (or one rating organization if the lease obligation was rated by only one such organization) or (2) if unrated, are purchased principally from the issuer or domestic banks or other responsible third parties, in each case only if the seller shall have entered into an agreement with the Fund providing that the seller or other responsible third party will either remarket or repurchase the municipal lease within a short period after demand by the Fund. The staff of the Securities and Exchange Commission currently considers certain lease obligations to be illiquid. Accordingly, neither of these Fund's will invest more than 10% of the value of its net assets in lease obligations that are illiquid and in other illiquid securities.


     Ratings of Municipal Obligations. (Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management) If, subsequent to its purchase by a Fund, (a) an issue of rated Municipal Obligations ceases to be rated in the highest rating category by at least two rating organizations (or one rating organization if the instrument was rated by only one such organization) or the Fund's Board determines that it is no longer of comparable quality or (b) the Manager becomes aware that any portfolio security not so highly rated or any unrated security has been given a rating by any rating organization below the rating organization's second highest rating category, the Fund's Board will reassess promptly whether such security presents minimal credit risk and will cause the Fund to take such action as it determines is in the best interest of the Fund and its shareholders; provided that the reassessment required by clause (b) is not required if the portfolio security is disposed of or matures within five business days of the Manager becoming aware of the new rating and the Fund's Board is subsequently notified of the Manager's actions.

     To the extent that the ratings given by Moody's, S&P or Fitch may change as a result of changes in such organizations or their rating systems, each Fund will attempt to use comparable ratings as standards for its investments in accordance with the investment policies contained in the Funds' Combined Prospectuses and this Statement of Additional Information. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings may be an initial criterion for selection of portfolio investments, the Manager also will evaluate these securities and the creditworthiness of the issuers of such securities based upon financial and other available information.


     Taxable Investments (Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management) The taxable investments in which these Funds may invest include U.S. Government securities, commercial paper, certificates of deposit, time deposits, bankers acceptances and repurchase agreements. Commercial paper consists of short-term, unsecured promissory notes issued to finance short-term credit needs. See also "U.S. Government Securities," "Bank Securities," and "Repurchase Agreements" above. The bank obligations which may be purchased by these Funds include those issued by other foreign branches of domestic banks in addition to London branches.


     Illiquid Securities. (All Funds) Where a substantial market of qualified institutional buyers develops for certain restricted securities purchased by a Fund pursuant to Rule 144A under the Securities Act of 1933, as amended, such Fund intends to treat such securities as liquid securities in accordance with procedures approved by the Fund's Board. Because it is not possible to predict with assurance how the market for restricted securities pursuant to Rule 144A will develop, each Fund's Board has directed the Manager to monitor carefully the Fund's investments in such securities with particular regard to trading activity, availability of reliable price information and other relevant information. To the extent that, for a period of time, qualified institutional buyers cease purchasing restricted securities pursuant to Rule 144A, a Fund's investing in such securities may have the effect of increasing the level of illiquidity in the Fund's portfolio during such period.


Management Policies

     Lending Portfolio Securities. (Dreyfus Government Cash Management) In connection with its securities lending practices, the Fund may return to the borrower or a third party which is unaffiliated with the Fund, and which is acting as a "placing broker," a part of the interest earned from the investment of collateral received for securities loaned.


     The Securities and Exchange Commission currently requires that the following conditions must be met whenever portfolio securities are loaned:
(1) the Fund must receive at least 100% cash collateral from the borrower;
(2) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (3) the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan, as well as any interest or other distributions payable on the loaned securities, and any increase in market value; and (5) the Fund may pay only reasonable custodian fees in connection with the loan.

     Forward Commitments. (Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management) Municipal Obligations and other securities purchased on a forward commitment or when-issued basis are subject to changes in value (generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the public's perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a when-issued basis may expose the Fund to risks because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. Purchasing securities on a when-issued basis when the Fund is fully or almost fully invested may result in greater potential fluctuation in the value of the Fund's net assets and its net asset value per share.


Investment Restrictions


     Dreyfus Cash Management. Dreyfus Cash Management has adopted investment restrictions numbered 1 through 11 as fundamental policies which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 12 and 13 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Cash Management may not:


      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.

      4.  Write or purchase put or call options or combinations thereof.

      5.  Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus.

      8. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to any such limitations.

     Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank.

      9. Invest less than 25% of its assets in securities issued by banks or invest more than 25% of its assets in the securities of issuers in any other industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Notwithstanding the foregoing, for temporary defensive purposes the Fund may invest less than 25% of its assets in bank obligations.

     10.  Invest in companies for the purpose of exercising control.

     11. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     12. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

                                   * * * *



     Dreyfus Government Cash Management. Dreyfus Government Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by a vote of a majority of the Fund's Board members at any time. Dreyfus Government Cash Management may not:


      1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

      2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

      3.  Sell securities short or purchase securities on margin.

      4.  Write or purchase put or call options or combinations thereof.

      5.  Underwrite the securities of other issuers.

      6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

      7. Make loans to others, except through the purchase of debt obligations referred to in the Prospectus. However, the Fund may lend securities to brokers, dealers or other institutional investors, but only when the borrower deposits collateral consisting of cash or U.S. Treasury securities with the Fund and agrees to maintain such collateral so that it amounts at all times to at least 100% of the value of the securities loaned. Such loans will not be made, if, as a result, the aggregate value of the securities loaned exceeds 20% of the value of the Fund's total assets.

      8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      9.  Invest in companies for the purpose of exercising control.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.


                                   * * * *



     Dreyfus Treasury Prime Cash Management.   Dreyfus Treasury Prime Cash
Management has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Treasury Prime Cash Management may not:


     1. Purchase common stocks, preferred stocks, warrants or other equity securities, or purchase corporate bonds or debentures, state bonds, municipal bonds or industrial revenue bonds.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Sell securities short or purchase securities on margin.

     4.   Write or purchase put or call options or combinations thereof.

     5.   Underwrite the securities of other issuers.

     6. Purchase or sell real estate, real estate investment trust securities, commodities, or oil and gas interests.

     7. Make loans to others except through the purchase of debt obligations referred to in the Prospectus.

     8. Invest more than 25% of its total assets in the securities of issuers in any single industry, provided that there shall be no such limitation on investments in obligations issued and guaranteed by the U.S. Government.

     9.   Invest in companies for the purpose of exercising control.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.


                                   * * * *



     Dreyfus Municipal Cash Management Plus. Dreyfus Municipal Cash Management Plus has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restriction number 11 is not a fundamental policy and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Municipal Cash Management Plus may not:




     1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.


     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to secure borrowings for temporary or emergency purposes.

     4.   Sell securities short or purchase securities on margin.

     5. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     6. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     7. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

     8. Invest more than 5% of its assets in the obligations of any issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitation.

     9. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     Notwithstanding investment restriction nos. 1, 3 and 6, the Fund reserves the right to enter into interest rate futures contracts and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the Securities and Exchange Commission and the Commodity Futures Trading Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies. In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the Securities and Exchange Commission and has become effective.


                                   * * * *


     Dreyfus Tax Exempt Cash Management. Dreyfus Tax Exempt Cash Management has adopted investment restrictions numbered 1 through 10 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund's outstanding voting shares. Investment restrictions numbered 11 and 12 are not fundamental policies and may be changed by vote of a majority of the Fund's Board members at any time. Dreyfus Tax Exempt Cash Management may not:

     1. Purchase securities other than Municipal Obligations and Taxable Investments as those terms are defined above and in the Fund's Prospectus.

     2. Borrow money, except from banks for temporary or emergency (not leveraging) purposes in an amount up to 15% of the value of the Fund's total assets (including the amount borrowed) based on the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the value of the Fund's total assets, the Fund will not make any additional investments.

     3.   Sell securities short or purchase securities on margin.

     4. Underwrite the securities of other issuers, except that the Fund may bid separately or as part of a group for the purchase of Municipal Obligations directly from an issuer for its own portfolio to take advantage of the lower purchase price available.

     5. Purchase or sell real estate, real estate investment trust securities, commodities or commodity contracts, or oil and gas interests, but this shall not prevent the Fund from investing in Municipal Obligations secured by real estate or interests therein.

     6. Make loans to others except through the purchase of qualified debt obligations and the entry into repurchase agreements referred to above and in the Fund's Prospectus.

     7. Invest more than 15% of its assets in the obligations of any one bank, or invest more than 5% of its assets in the obligations of any other issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities may be purchased, without regard to any such limitations. Notwithstanding the foregoing, to the extent required by the rules of the Securities and Exchange Commission, the Fund will not invest more than 5% of its assets in the obligations of any one bank, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitation.

     8. Invest more than 25% of its total assets in the securities of issuers in any single industry; provided that there shall be no such limitation on the purchase of Municipal Obligations and, for temporary defensive purposes, securities issued by banks and obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

     9.   Purchase more than 10% of the voting securities of any issuer
          (this restriction applies only with respect to 75% of the Fund's assets) or invest in companies for the purpose of exercising control.

     10. Invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets.

     11. Pledge, hypothecate, mortgage or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings.

     12. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 10% of the value of the Fund's net assets would be so invested.

     Notwithstanding investment restriction nos. 1, 5 and 11, the Fund reserves the right to enter into interest rate futures contracts, and municipal bond index futures contracts, and any options that may be offered in respect thereof, subject to the restrictions then in effect of the Securities and Exchange Commission and the Commodity Futures Trading
Commission and to the receipt or taking, as the case may be, of appropriate consents, approvals and other actions from or by those regulatory bodies.
In any event, no such contracts or options will be entered into until a general description of the terms thereof are set forth in a subsequent prospectus and statement of additional information, the Registration Statement with respect to which has been filed with the Securities and Exchange Commission and has become effective.

     For purposes of investment restriction no. 8, industrial development bonds, where the payment of principal and interest is the ultimate responsibility of companies within the same industry, are grouped together as an "industry."


                                   * * * *


     All Funds. If a percentage restriction is adhered to at the time of investment by a Fund, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that Fund's restriction.

     Each Fund may make commitments more restrictive than the restrictions listed above so as to permit the sale of Fund shares in certain states. Should a Fund determine that a commitment is no longer in the best interests of the Fund and its shareholders, the Fund reserves the right to revoke the commitment by terminating the sale of Fund shares in the state involved.


                           MANAGEMENT OF THE FUNDS

     Board members and officers of each Fund, together with information as to their principal business occupations during at least the last five years, are shown below. Each Board member who is deemed to be an "interested person" of the Funds, as defined in the 1940 Act, is indicated by an asterisk.

Board Members of the Funds


*DAVID W. BURKE, Board Member.  Chairman of the Broadcasting Board of
     Governors, an independent board within the United States Information Agency, since August 1995. From August 1994 through December 1994, Mr. Burke was a consultant to the Manager and, from October 1990 to August 1994, he was Vice President and Chief Administrative Officer of the Manager. From 1977 to 1990, Mr. Burke was involved in the management of national television news, as Vice-President and Executive Vice President of ABC News, and subsequently as President of CBS News. Mr. Burke is 60 years old and his address is Box 654, Eastham, Massachusetts 02642.


ISABEL P. DUNST, Board Member. Partner in the law firm of Hogan & Hartson since 1990. From 1986 to 1990, she was Deputy General Counsel of the United States Department of Health and Human Services. Until May 1996, she was a Trustee of the Clients' Security Fund of the District of Columbia Bar and President of Temple Sinai. Ms. Dunst is 49 years old and her address is c/o Hogan & Hartson, Columbia Square, 555 Thirteenth Street, N.W., Washington, D.C. 20004-1109.

LYLE E. GRAMLEY, Board Member. Consulting economist, since June 1992, and, from 1985 to May 1992, Senior Staff Vice President and Chief Economist, of Mortgage Bankers Association of America. Since February 1993, Mr. Gramley has served as a director of CWM Mortgage Holdings, Inc. and, since February 1996, as a director of NUWave Technologies, Inc. From 1980 to 1985, he was a member of the Board of Governors of the Federal Reserve System. Mr. Gramley is 69 years old and his address is 12901 Three Sisters Road, Potomac, Maryland 20854.

WARREN B. RUDMAN, Board Member. Since January 1993, Partner in the law firm Paul, Weiss, Rifkind, Wharton & Garrison. From January 1981 to January 1993, Mr. Rudman served as a United States Senator from the State of New Hampshire. Since May 1995, Mr. Rudman has served as a director of Collins & Aikman Corporation. Since January 1993, Mr. Rudman has served as a director of Chubb Corporation and the Raytheon Company. Since 1988, Mr. Rudman has served as a trustee of Boston College, and since 1986 as a member of the Senior Advisory Board of the Institute of Politics of the Kennedy School of Government at Harvard University. He also served as Vice Chairman of the President's Foreign Intelligence Advisory Board. From January 1993 to December 1994, Mr. Rudman had served as Vice Chairman of the Federal Reserve Bank of Boston. Mr. Rudman is 66 years old and his address is 1615 L Street, N.W., Suite 1300, Washington D.C. 20036.

     No shareholder meetings will be held for the purpose of electing Board members unless and until such time as less than a majority of the Board members holding office have been elected by shareholders, at which time the Board members then in office will call a shareholders' meeting for the election of Board members. Under the 1940 Act, shareholders of record of not less than two-thirds of the outstanding shares of the Fund may remove a Board member through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Board members are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any such Board member when requested in writing to do so by the shareholders of record of not less than 10% of the Fund's outstanding shares.


     For so long as a Fund's plan described in the sections captioned "Service Plans" or "Shareholder Services Plans" remains in effect, the Board members of such Fund who are not "interested persons" of the Fund, as defined in the 1940 Act, will be selected and nominated by the Board members who are not "interested persons" of the Fund.


     Board members of each Fund are entitled to receive an annual retainer and a per meeting fee and reimbursement for their expenses. Emeritus Board members are entitled to receive an annual retainer and a per meeting fee of one-half the amount paid to them as Board members. The aggregate amount of compensation payable to each Board member by each Fund for its most recent fiscal year end and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of which is set forth in parenthesis next to each Board member's total compensation) for the year ended December 31, 1995, were as follows:



                                                      Total Compensation
                                Aggregate              from Funds and
  Name of Board               Compensation from        Fund Complex paid
 Member and Fund              Fund(*)(+)               to Board Member
_________________              ________________       _____________________
David W. Burke                                            $253,654 (53)

 Dreyfus Cash Management                 $5,500
 Dreyfus Government Cash Management      $5,500
 Dreyfus Treasury Prime Cash Management  $5,500
 Dreyfus Municipal Cash Management Plus  $5,500
 Dreyfus Tax Exempt Cash Management      $5,500

Isabel P. Dunst                                           $46,500 (8)

 Dreyfus Cash Management                 $5,500
 Dreyfus Government Cash Management      $5,500
 Dreyfus Treasury Prime Cash Management  $5,500
 Dreyfus Municipal Cash Management Plus  $5,500
 Dreyfus Tax Exempt Cash Management      $5,500

Lyle E. Gramley                                           $46,500 (8)

 Dreyfus Cash Management                 $5,500
 Dreyfus Government Cash Management      $5,500
 Dreyfus Treasury Prime Cash Management  $5,500
 Dreyfus Municipal Cash Management Plus  $5,500
 Dreyfus Tax Exempt Cash Management      $5,500


Warren B. Rudman                                          $85,500 (18)

 Dreyfus Cash Management                 $5,500
 Dreyfus Government Cash Management      $5,500
 Dreyfus Treasury Prime Cash Management  $5,500
 Dreyfus Municipal Cash Management Plus  $5,500
 Dreyfus Tax Exempt Cash Management      $5,500
___________________________
(*) Amount does not include reimbursed expenses for attending Board meetings, which amounted to $533 with respect to each of Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management, $365 with respect to Dreyfus Municipal Cash Management Plus, and $488 with respect to Dreyfus Treasury Prime Cash Management.

(2) The aggregate compensation payable to each Board member by each Fund was paid by the Manager. See "Management Agreements."



Officers of the Funds

MARIE E. CONNOLLY, President and Treasurer.  President, Chief Executive
     Officer and a director of the Distributor and an officer of other investment companies advised or administered by the Manager. From December 1991 to July 1994, she was President and Chief Compliance Officer of Funds Distributor, Inc., the ultimate parent of which is Boston Institutional Group, Inc. Prior to December 1991, she served as Vice President and Controller, and later as Senior Vice President, of The Boston Company Advisors, Inc. She is 38 years old.

JOHN E. PELLETIER, Vice President and Secretary.  Senior Vice President and
     General Counsel of the Distributor and an officer of other investment companies advised or administered by the Manager. From February 1992 to July 1994, he served as Counsel for The Boston Company Advisors, Inc. From August 1990 to February 1992, he was employed as an Associate at Ropes & Gray. He is 31 years old.

ELIZABETH BACHMAN, Vice President and Assistant Secretary.  Assistant Vice
     President of the Distributor and an officer of other investment companies advised or administered by the Manager. She is 26 years old.

DOUGLAS C. CONROY, Vice President and Assistant Secretary.  Supervisor of
     Treasury Services and Administration of Funds Distributor, Inc. and an officer of other investment companies advised or administered by the Manager. From April 1993 to January 1995, he was a Senior Fund Accountant for Investors Bank & Trust Company. From December 1991 to March 1993, he was employed as a Fund Accountant at The Boston Company, Inc. He is 27 years old.

RICHARD W. INGRAM, Vice President and Assistant Treasurer.  Senior Vice
     President and Director of Client Services and Treasury
     Operations of Funds Distributor, Inc. and an officer of other investment companies advised or administered by the Manager. From March 1994 to November 1995, he was Vice President and Division Manager for First Data Investor Services Group. From 1989 to 1994, he was Vice President, Assistant Treasurer and Tax Director of Mutual Funds of The Boston Company, Inc. He is 40 years old.

MARY A. NELSON, Vice President and Assistant Treasurer. Vice President and
     Manager of Treasury Services and Administration of Funds Distributor, Inc. and an officer of other investment companies advised or administered by the Manager. From September 1989 to July 1994, she was an Assistant Vice President and Client Manager for The Boston Company, Inc. She is 32 years old.

JOSEPH F. TOWER, III, Vice President and Assistant Treasurer. Treasurer and Chief Financial Officer of the Distributor and an officer of other investment companies advised or administered by the Manager. From July 1988 to August 1994, he was employed by The Boston Company, Inc. where he held various management positions in the Corporate Finance and Treasury areas. He is 33 years old.

     The address of each officer of the Funds is 200 Park Avenue, New York, New York 10166.


     Each Fund's Board members and officers, as a group, owned less than 1% of the Fund's shares outstanding on November 5, 1996.



     Set forth in Appendix C to this Statement of Additional Information are the shareholders known by each Fund (as indicated) to own of record 5% or more of such Fund's Institutional Shares or Investor Shares outstanding on November 5, 1996. No information is provided for each Fund's Administrative Shares or Participant Shares because such share classes had not been offered prior to the date of this Statement of Additional Information.


     A shareholder who beneficially owns, directly or indirectly, more than 25% of the Fund's voting securities may be deemed a "control person" (as defined in the 1940 Act of the Fund.


                            MANAGEMENT AGREEMENTS


     The following information supplements and should be read in conjunction with the section in each Fund Prospectus entitled "Management of the Funds."




     The Manager provides management services pursuant to separate
Management Agreements (respectively, the "Agreement") dated August 24, 1994 with each Fund. As to each Fund, the Agreement is subject to annual approval by (i) such Fund's Board or (ii) vote of a majority (as defined in the 1940 Act) of such Fund's outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Fund's Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. Each Agreement was approved by shareholders on August 5, 1994, and was last approved by each Fund's Board, including a majority of the Board members who are not "interested persons" of any party to the Agreement, at a meeting held on May 22, 1996. As to each Fund, the Agreement is terminable without penalty, on not more than 60 days' notice, by the Fund's Board or by vote of the holders of a majority of such Fund's shares, or, on not less than 90 days' notice, by the Manager. Each Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).


     The following persons are officers and/or directors of the Manager:
W. Keith Smith, Chairman of the Board; Christopher M. Condron, President,
Chief Executive Officer, Chief Operating Officer and a director; Stephen E. Canter, Vice Chairman, Chief Investment Officer and a director; Lawrence S. Kash, Vice Chairman--Distribution and a director; Philip L. Toia, Vice Chairman--Operations and Administration and a director; William T.
Sandalls, Jr., Senior Vice President and Chief Financial Officer; Elie M. Genadry, Vice President--Institutional Sales; William F. Glavin, Jr., Vice President--Corporate Development; Mark N. Jacobs, Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Vice President--Corporate Communications; Mary Beth Leibig, Vice President--Human Resources; Jeffrey N. Nachman, Vice President--Mutual Fund Accounting; Andrew S. Wasser, Vice President--Information Systems; Elvira Oslapas, Assistant Secretary; and Mandell
L. Berman, Frank V. Cahouet, Alvin E. Friedman, Lawrence M. Greene and Julian M. Smerling, directors.

     The Manager manages each Fund's portfolio of investments in accordance with the stated policies of the Fund, subject to the approval of the Fund's Board. The Manager is responsible for investment decisions, and provides each Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The portfolio managers of Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management are Robert P. Fort, Jr., Garitt Kono, Bernard Kiernan, Patricia A. Larkin and Thomas Riordan. The portfolio managers of Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management are Joseph P. Darcy, A. Paul Disdier, Douglas J. Gaylor, Karen M. Hand, Stephen C. Kris, Richard J. Moynihan, Jill C. Shaffro, Samuel J. Weinstock and Monica S. Weiboldt. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for each Fund as well as for other funds advised by the Manager. All purchases and sales are reported for the Board's review at the meeting subsequent to such transactions.

     The Manager maintains office facilities on behalf of each Fund, and furnishes statistical and research data, clerical help, accounting, data processing, bookkeeping and internal auditing and certain other required services to the Funds. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

     As compensation for the Manager's services under the Agreement, each Fund has agreed to pay the Manager a monthly management fee at the annual rate of .20 of 1% of the value of such Fund's average daily net assets.
All fees and expenses are accrued daily and deducted before declaration of dividends to investors. Set forth below are the total amounts paid by each Fund to the Manager for each Fund's last three fiscal years:


                         Management Fee Paid
                         Fiscal Year Ended December 31
Name of Fund             1995          1994          1993

Dreyfus Municipal Cash
Management Plus          $461,349      $617,875      $456,965*

* Reflects a reduction in the management fee of $242,853 in fiscal 1993 pursuant to an undertaking then in effect.


                          Management Fee Paid
                          Fiscal Year Ended January 31
Name of Fund              1996           1995           1994

Dreyfus Cash Management   $5,179,993     $4,607,084     $7,002,528*

Dreyfus Government Cash
Management                $8,865,414     $6,672,265     $11,230,606*

Dreyfus Tax Exempt Cash
Management                $2,960,202     $2,972,503     $2,978,463*

* Reflects reductions in the management fees in fiscal 1994 of $1,012,789 with respect to Dreyfus Cash Management, $1,680,719 with respect to Dreyfus Government Cash Management, and $685,536 with respect to Dreyfus Tax Exempt Cash Management, pursuant to undertakings then in effect.


                         Management Fee Paid
                         Fiscal Year Ended February 28/29
Name of Fund             1996           1995           1994

Dreyfus Treasury Prime
Cash Management          $6,907,593     $7,620,458     $8,802,507*

* Reflects a reduction in the management fee of $893,875 in fiscal 1994, pursuant to an undertaking then in effect.



     As to each Fund, unless the Manager gives the Fund's investors at least 90 days' notice to the contrary, the Manager, and not the Fund, will be liable for all expenses of the Fund (exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses) other than the following expenses, which will be borne by the Fund: (i) the management fee payable monthly at the annual rate of .20 of 1% of the value of the Fund's average daily net assets and (ii) as to Administrative Shares, Investor Shares and Participant Shares, payments made pursuant to the Fund's Service Plan with respect to such class of shares at the annual rate set forth in such Service Plan. See "Service Plans."

     In addition, each Agreement provides that if in any fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and (with the prior written consent of the necessary state securities commissions) extraordinary expenses, but including the management fee, exceed 1 1/2% of the value of the Fund's average net assets for the fiscal year, the Fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.

Such deduction or payment, if any, will be estimated on a daily basis, and reconciled and effected or paid, as the case may be, on a monthly basis.

     The aggregate of the fees payable to the Manager is not subject to reduction as the value of the Fund's net assets increases.


                              HOW TO BUY SHARES


     The following information supplements and should be read in conjunction with the section in each Fund Prospectus entitled "How to Buy Shares."




     The Distributor. The Distributor serves as each Fund's distributor on a best efforts basis pursuant to an agreement which is renewable annually. The Distributor also acts as distributor for the other funds in the Dreyfus Family of Funds and for certain other investment companies. In some states, certain financial institutions effecting transactions in Fund shares may be required to register as dealers pursuant to state law.


     Using Federal Funds. Dreyfus Transfer, Inc., each Fund's transfer and dividend disbursing agent (the "Transfer Agent"), or the Fund may attempt to notify the investor upon receipt of checks drawn on banks that are not members of the Federal Reserve System as to the possible delay in conversion into Federal Funds, and may attempt to arrange for a better means of transmitting the money. If the investor is a customer of a securities dealer, bank or other financial institution and his order to purchase Fund shares is paid for other than in Federal Funds, the securities dealer, bank or other financial institution, acting on behalf of its customer, will complete the conversion into, or itself advance, Federal Funds generally on the business day following receipt of the customer order. The order is effective only when so converted and received by the Fund's Custodian or, with respect to Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management only, the Sub-Custodian. An order for the purchase of shares placed by an investor with a sufficient Federal Funds or cash balance in its brokerage account with a securities dealer, bank or other financial institution will become effective on the day that the order, including Federal Funds, is received by the Fund's Custodian or, with respect to Dreyfus Cash Management, Dreyfus Government Cash Management and Dreyfus Treasury Prime Cash Management only, the Sub-Custodian.



                                SERVICE PLANS
                (ADMINISTRATIVE SHARES, INVESTOR SHARES AND
                          PARTICIPANT SHARES ONLY)


     The following information supplements and should be read in conjunction with the section in the relevant Fund Prospectus for Administrative Shares, Investor Shares or Participant Shares (as applicable) entitled "Service Plan."



     Rule 12b-1 (the "Rule") adopted by the Securities and Exchange Commission under the 1940 Act provides, among other things, that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. Each Fund's Board has adopted a separate plan (the "Service Plan") with respect to such Fund's Administrative Shares, Investor Shares and Participant Shares pursuant to which the Fund reimburses the Distributor for distributing such classes of shares and pays the Manager, Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, and any affiliate of either of them (collectively, "Dreyfus") for advertising and marketing and for providing certain services to shareholders of the respective class of shares. Under the Service Plan, as to each relevant class, the Distributor and Dreyfus may make payments to certain financial institutions, securities dealers and other financial industry professionals (collectively, "Service Agents") in respect to these services. Each Fund's Board believes that there is a reasonable likelihood that the Fund's Service Plan will benefit the Fund and the holders of such Fund's Administrative Shares, Investor Shares and Participant Shares.


     A quarterly report of the amounts expended under each Service Plan, and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Service Plan provides that it may not be amended to increase materially the costs which holders of Administrative Shares, Investor Shares, or Participant Shares may bear pursuant to the Service Plan without the approval of the holders of such class of shares and that other material amendments of the Service Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Fund's Service Plan is subject to annual approval by such vote of its Board members cast in person at a meeting called for the purpose of voting on the Service Plan. Each Service Plan was last so approved by the Board members of each Fund at a meeting held on May 22, 1996. Each Service Plan may be terminated at any time as to a class of shares by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Service Plan or in any agreements entered into in connection with the Service Plan or by vote of the holders of a majority of such class of shares.


     Set forth below are the total amounts paid by each Fund pursuant to its Service Plan to (i) the Distributor as reimbursement for distributing Investor Shares ("Distributor Payments") and (ii) Dreyfus for advertising and marketing Investor Shares and for providing services to holders of Investor Shares ("Dreyfus Payments"), for the Fund's most recent fiscal year. No data is provided with respect to amounts paid pursuant to the Service Plan for Administrative Shares and Participant Shares as such classes had not been offered as of each Fund's fiscal year end.




                         Total Amount
                         Paid Pursuant to
                         Service Plan (as to      Distributor    Dreyfus
Name of Fund             Investor Shares only)    Payments       Payments

Dreyfus Cash
Management1              $445,940                 $351,716       $ 94,224

Dreyfus Government
Cash Management1         $366,469                 $264,632       $101,837

Dreyfus Treasury
Prime Cash
Management2              $537,771                 $534,909       $ 2,862

Dreyfus Municipal
Cash Management3         $ 24,719                 $ 21,627       $ 3,092


Dreyfus Tax Exempt
Cash Management1         $151,174                 $150,238       $   936
__________________
1    For fiscal year ended January 31, 1996.
2    For fiscal year ended February 29, 1996.
3    For fiscal year ended December 31, 1995.



                         SHAREHOLDER SERVICES PLANS
                         (INSTITUTIONAL SHARES ONLY)


     The following information supplements and should be read in conjunction with the section in the relevant Fund Prospectus entitled "Shareholder Services Plan."

     Each Fund, as to its Institutional Shares only, has adopted a Shareholder Services Plan (the "Plan") pursuant to which the Fund has agreed to reimburse Dreyfus Service Corporation for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts.


     A quarterly report of the amounts expended under each Plan and the purposes for which such expenditures were incurred, must be made to the respective Board for its review. In addition, each Plan provides that material amendments of the Plan must be approved by the Fund's Board, and by the Board members who are not "interested persons" (as defined in the 1940 Act) of the Fund or the Manager and have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of considering such amendments. Each Plan is subject to annual approval by such vote of the Board members of such Fund cast in person at a meeting called for the purpose of voting on the Plan. Each Plan was last so approved by the Board members at a meeting held on May 22, 1996. Each Plan is terminable at any time by vote of a majority of the Board members who are not "interested persons" and have no direct or indirect financial interest in the operation of the Plan.


     The total amounts payable by each Fund pursuant to its Plan with respect to Institutional Shares for its most recent fiscal year were borne by the Manager pursuant to an agreement in effect. See "Management Agreements."


                            HOW TO REDEEM SHARES



     The following information supplements and should be read in conjunction with the section in each Fund Prospectus entitled "How to Redeem Shares."


     Redemption by Wire or Telephone. By using this procedure, the investor authorizes the Transfer Agent to act on wire or telephone redemption instructions from any person representing himself or herself to be an authorized representative of the investor, and reasonably believed by the Transfer Agent to be genuine. Ordinarily, each Fund will initiate payment for shares redeemed pursuant to this procedure on the same business day if Dreyfus Institutional Services Division receives the redemption request in proper form (i) at its New York office by 5:00 p.m., New York time; or at its Los Angeles office by 12:00 Noon, California time, on such day, for Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management; or (ii) by 12:00 Noon, New York time, on such day for Dreyfus Municipal Cash Management Plus or Dreyfus Tax Exempt Cash Management; otherwise the Fund will initiate payment on the next business day. Redemption proceeds will be transferred by Federal Reserve wire only to a bank that is a member of the Federal Reserve System.


     Investors with access to telegraphic equipment may wire redemption requests to the Transfer Agent by employing the following transmittal code which may be used for domestic or overseas transmission:


                                        Transfer Agent's
     Transmittal Code                   Answer Back Sign
     _______________                    ________________

     144295                             144295 TSSG PREP

     Investors who do not have direct access to telegraphic equipment may have the wire transmitted by contacting a TRT Cables operator at 1-800-654-7171, toll free. Investors should advise the operator that the above transmittal code must be used and should also inform the operator of the Transfer Agent's answer back sign.


     Redemption Commitment. Each Fund has committed to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities (which may include non-marketable securities) or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund's portfolio is valued. If the recipient sold such securities, brokerage charges might be incurred.


     Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed with respect to any Fund (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund's investors.



                      DETERMINATION OF NET ASSET VALUE


     The following information supplements and should be read in conjunction with the section in each Fund Prospectus entitled "How to Buy Shares."

     Amortized Cost Pricing. The valuation of each Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.


     Each Fund's Board has established, as a particular responsibility within the overall duty of care owed to the Fund's investors, procedures reasonably designed to stabilize the Fund's price per share as computed for the purpose of purchases and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Fund's Board, at such intervals as it deems appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or market equivalents deviates from $1.00 per share based on amortized cost. In such review, investments for which market quotations are readily available will be valued at the most recent bid price or yield equivalent for such securities or for securities of comparable maturity, quality and type, as obtained from one or more of the major market makers for the securities to be valued. Other investments and assets, to the extent a Fund is permitted to invest in such instruments, will be valued at fair value as determined in good faith by the Fund's Board. With respect to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, market quotations and market equivalents used in the Board's review are obtained from an independent pricing service (the "Service") approved by the Board. The Service values these Funds' investments based on methods which include consideration of: yields or prices of municipal obligations of comparable quality, coupon, maturity and type; indications of values from dealers; and general market conditions. The Service also may employ electronic data processing techniques and/or a matrix system to determine valuations.


     The extent of any deviation between the Fund's net asset value per share based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be examined by the Fund's Board. If such deviation exceeds 1/2 of 1%, the Fund's Board will consider promptly what action, if any, will be initiated. In the event the Fund's Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, it has agreed to take such corrective action as it regards as necessary and appropriate including: selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends or paying distributions from capital or capital gains; redeeming shares in kind; or establishing a net asset value per share by using available market quotations or market equivalents.


     New York Stock Exchange and Transfer Agent Closings. The holidays (as observed) on which both the New York Stock Exchange and the Transfer Agent are closed currently are: New Year's Day, Presidents' Day, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The New York Stock Exchange is also closed on Good Friday.



                            SHAREHOLDER SERVICES


     The following information supplements and should be read in conjunction with the section in each Fund Prospectus entitled "Shareholder Services."



     Fund Exchanges. Shares of one class of a Fund may be exchanged for shares of the same class of another Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund (which offers Institutional Shares and Investor Shares only), Dreyfus New York Municipal Cash Management, and Dreyfus Treasury Cash Management. To request an exchange, exchange instructions must be given in writing or by telephone. By using the Telephone Exchange Privilege, the investor authorizes the Transfer Agent to act on exchange instructions from any person representing himself or herself to be an authorized representative of the investor and reasonably believed by the Transfer Agent to be genuine. Telephone exchanges may be subject to limitations as to the amount involved or the number of telephone exchanges permitted. Shares will be exchanged at the net asset value next determined after receipt of an exchange request in proper form. Shares in certificate form are not eligible for telephone exchange.

     An investor who wishes to redeem shares of one class of shares and purchase shares of another class of shares of a fund identified above should contact Dreyfus Institutional Services Division by calling one of the telephone numbers listed on the cover page of this Statement of Additional Information, and should obtain a prospectus for the relevant share class which the investor wishes to purchase.

     Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits an investor to purchase, in exchange for shares of one class of a Fund, shares of the same class of another Fund or of Dreyfus Cash Management Plus, Inc., Dreyfus Institutional Short Term Treasury Fund (which offers Institutional Shares and Investor Shares only), Dreyfus New York Municipal Cash Management and Dreyfus Treasury Cash Management. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value. Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. An investor will be notified if its account falls below the amount designated under this Privilege. In this case, an investor's account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares in certificate form are not eligible for this Privilege.

     Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to investors resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having identical names and other identifying designations.

     The Fund reserves the right to reject any exchange request in whole or in part. The availability of Fund Exchanges or the Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to investors.


                     DIVIDENDS, DISTRIBUTIONS AND TAXES


     The following information supplements and should be read in conjunction with the section in each Fund Prospectus entitled "Dividends, Distributions and Taxes."


     Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gain or loss. However, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income under Section 1276 of the Internal Revenue Code of 1986, as amended.

                           PORTFOLIO TRANSACTIONS

     Portfolio securities ordinarily are purchased directly from the issuer or from an underwriter or a market maker for the securities. Usually no brokerage commissions are paid by any Fund for such purchases. Purchases from underwriters of portfolio securities include a concession paid by the issuer to the underwriter and the purchase price paid to, and sales price received from, market makers for the securities may include the spread between the bid and asked price. No brokerage commissions have been paid by any Fund to date.

     Transactions are allocated to various dealers by the portfolio managers of a Fund in their best judgment. The primary consideration is prompt and effective execution of orders at the most favorable price. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable the Manager to supplement its own research and analysis with the views and information of other securities firms and may be selected based upon their sales of Fund shares.

     Research services furnished by brokers through which a Fund effects securities transactions may be used by the Manager in advising other funds it advises and, conversely, research services furnished to the Manager by brokers in connection with other funds the Manager advises may be used by the Manager in advising each Fund. Although it is not possible to place a dollar value on these services, it is the opinion of the Manager that the receipt and study of such services should not reduce the overall expenses of its research department.

                              YIELD INFORMATION


     The following information supplements and should be read in conjunction with the section in each Fund Prospectus entitled "Yield Information."




     No yield information is provided with respect each Fund's
Administrative Shares and Participant Shares as such classes of shares had not been offered as of to the date of the financial statements incorporated by reference into this Statement of Additional Information.


     For the seven-day period ended June 30, 1996, with respect to Dreyfus Municipal Cash Management Plus; July 31, 1996, with respect to Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Tax Exempt Cash Management; and August 31, 1996, with respect to Dreyfus Treasury Prime Cash Management, the yield and effective yield for Institutional Shares and Investor Shares of each Fund were as follows:


Name of Fund and Class                  Yield               Effective Yield

Dreyfus Municipal Cash Management Plus
     Institutional Shares               3.46%          3.52%
     Investor Shares                    3.23%          3.28%

Dreyfus Cash Management
     Institutional Shares               5.24%          5.38%
     Investor Shares                    4.99%          5.11%

Dreyfus Government Cash Management
     Institutional Shares               5.25%          5.39%
     Investor Shares                    4.99%          5.11%

Dreyfus Tax Exempt Cash Management
     Institutional Shares               3.38%          3.44%
     Investor Shares                    3.12%          3.17%

Dreyfus Treasury Prime Cash Management
     Institutional Shares               5.08%          5.21%
     Investor Shares                    4.83%          4.95%


     Yield is computed in accordance with a standardized method which involves determining the net change in the value of a hypothetical pre-existing Fund account having a balance of one share at the beginning of a seven calendar day period for which yield is to be quoted, dividing the net change by the value of the account at the beginning of the period to obtain the base period return, and annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional shares purchased with dividends declared on the original share and any such additional shares and fees that may be charged to shareholder accounts, in proportion to the length of the base period and the Fund's average account size, but does not include realized gains and losses or unrealized appreciation and depreciation. Effective yield is computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365 divided by 7, and subtracting 1 from the result. Both yield figures take into account any applicable distribution and service fees. As a result, at any given time, the performance of Administrative Shares, Investor Shares and Participant Shares should be expected to be lower than that of Institutional Shares, the performance of Investor Shares and Participant Shares should be expected to be lower than that of Administrative Shares and the performance of Participant Shares should be expected to be lower than that of Investor Shares.


     As to Dreyfus Municipal Cash Management Plus and Dreyfus Tax Exempt Cash Management, tax equivalent yield is computed by dividing that portion of the yield or effective yield (calculated as described above) which is tax exempt by 1 minus a stated tax rate and adding the quotient to that portion, if any, of the yield of the Fund that is not tax exempt. Based upon a 1996 Federal income tax rate of 39.60%, the 7-day tax equivalent yield for Institutional Shares and Investor Shares of Dreyfus Municipal Cash Management Plus for the period ended June 30, 1996 was 5.73% and 5.35%, respectively, and of Dreyfus Tax Exempt Cash Management for the
period ended July 31, 1996 was 5.60% and 5.17%, respectively.   The tax
equivalent yield noted above represents the application of the highest Federal marginal personal income tax rate currently in effect. The tax equivalent figure, however, does not include the potential effect of any state or local (including, but not limited to, county, district or city) taxes, including applicable surcharges. In addition, there may be pending legislation which could affect such stated tax rate or yield. Each investor should consult its tax adviser, and consider its own factual circumstances and applicable tax laws, in order to ascertain the relevant tax equivalent yield. From time to time, each Fund may use hypothetical tax equivalent yields or charts in its advertising. These hypothetical yields or charts will be used for illustrative purposes only and not as representative of the Fund's past or future performance.


     Yields will fluctuate and are not necessarily representative of future results. The investor should remember that yield is a function of the type and quality of the instruments in the portfolio, portfolio maturity and operating expenses. An investor's principal in the Fund is not guaranteed. See "Determination of Net Asset Value" for a discussion of the manner in which a Fund's price per share is determined.

     From time to time, advertising materials for a Fund may refer to or discuss then-current or past economic conditions, developments and/or events, or actual or proposed tax legislation. From time to time, advertising materials for a Fund may also refer to statistical or other information concerning trends relating to investment companies, as compiled by industry associations such as the Investment Company Institute.

                         INFORMATION ABOUT THE FUNDS


     The following information supplements and should be read in conjunction with the section in each Fund Prospectus entitled "General Information."


     Each Fund share has one vote and, when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable.

Fund shares have no preemptive, subscription or conversion rights and are freely transferable.

     Each Fund sends annual and semi-annual financial statements to all its shareholders.

     In early 1974, the Manager commenced offering the first money market fund to be widely offered on a retail basis, Dreyfus Liquid Assets, Inc. Money market mutual funds have subsequently grown into a multibillion dollar industry.


     Each Fund is a member of the Dreyfus Family of Cash Management Funds which are designed to meet the needs of an array of institutional investors. As of October 31, 1996, the total net assets of all of the funds composing the Dreyfus Family of Cash Management Funds, amounted to approximately $25 billion.



         TRANSFER AND DIVIDEND DISBURSING AGENT, CUSTODIAN, COUNSEL
                          AND INDEPENDENT AUDITORS


     Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, P.O. Box 9671, Providence, Rhode Island 02940-9671, is each Fund's transfer and dividend disbursing agent. Under a separate Transfer Agency Agreement with each Fund, the Transfer Agent arranges for the maintenance of shareholder account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses. The fees payable to the Transfer Agent by each Fund are borne directly by the Manager pursuant to an agreement in effect. See "Management Agreements."


     The Bank of New York, 90 Washington Street, New York, New York 10286, is each Fund's custodian.


     Wells Fargo Bank, N.A., 707 Wilshire Boulevard, Los Angeles,
California 90017, serves as sub-custodian for the investments of Dreyfus Cash Management, Dreyfus Government Cash Management, and Dreyfus Treasury Prime Cash Management.


     Dreyfus Transfer, Inc., The Bank of New York, and Wells Fargo Bank, N.A. have no part in determining the investment policies of a Fund or which portfolio securities are to be purchased or sold by a Fund.

     Stroock & Stroock & Lavan, 7 Hanover Square, New York, New York 10004-2696, as counsel for each Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to each Fund Prospectus.

     Ernst & Young LLP, 787 Seventh Avenue, New York, New York 10019, independent auditors, have been selected as auditors of each Fund.



                                 APPENDIX A
                          (DREYFUS CASH MANAGEMENT)

     Descriptions of the highest commercial paper, bond and other short- and long-term rating categories assigned by Standard & Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch Investors Service, L.P. ("Fitch"), Duff & Phelps Credit Rating Co. ("Duff"), IBCA Limited and IBCA Inc. ("IBCA") and Thomson BankWatch, Inc. ("BankWatch").

Commercial Paper Ratings and Short-Term Ratings

     The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

     The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment.

     The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor.

     The designation A1 by IBCA indicates that the obligation is supported by a very strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment.

     The rating TBW-1 is the highest short-term obligation rating assigned by BankWatch. Obligations rated TBW-1 are regarded as having the strongest capacity for timely repayment.

     In addition to ratings of short-term obligations, BankWatch assigns a rating to each issuer it rates, in gradations of A through F. BankWatch examines all segments of the organization including, where applicable, the holding company, member banks or associations, and other subsidiaries. In those instances where financial disclosure is incomplete or untimely, a qualified rating (qr) is assigned to the institution. BankWatch also assigns, in the case of foreign banks, a country rating which represents an assessment of the overall political and economic stability of the country in which that bank is domiciled.

Bond Ratings and Long-Term Ratings

     Bonds rated AAA are considered by S&P to be the highest grade obligation and possess an extremely strong capacity to pay principal and interest.

     Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards and, together with the Aaa group, they comprise what are generally known as high-grade bonds.

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable and suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions.

     Bonds rated AAA by Duff are considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than U.S. Treasury debt.

     Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

     IBCA also assigns a rating to certain international and U.S. banks.
An IBCA bank rating represents IBCA's current assessment of the strength of the bank and whether such bank would receive support should it experience difficulties. In its assessment of a bank, IBCA uses a dual rating system comprised of Legal Ratings and Individual Ratings. In addition, IBCA assigns banks Long and Short-Term Ratings as used in the corporate ratings discussed above. Legal Ratings, which range in gradation from 1 through 5, address the question of whether the bank would receive support provided by central banks or the bank's shareholders if it experienced difficulties, and such ratings are considered by IBCA to be a prime factor in its assessment of credit risk. Individual Ratings, which range in gradations from A through E, represent IBCA's assessment of a bank's economic merits and address the question of how the bank would be viewed if it were entirely independent and could not rely on support from state authorities or its owners.


                                 APPENDIX B
                  (DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
                                    AND
                     DREYFUS TAX EXEMPT CASH MANAGEMENT)


     Description of certain S&P, Moody's and Fitch ratings:

S&P

Municipal Bond Ratings

     An S&P municipal bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation.

     The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable, and will include: (1) likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation; (2) nature and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

                                     AAA

     Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

                                     AA

     Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. The AA rating may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the category.

Municipal Note Ratings

                                    SP-1

     The issuers of these municipal notes exhibit very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a plus (+) designation.

Commercial Paper Ratings

     The rating A is the highest rating and is assigned by S&P to issues that are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety. Paper rated A-1 indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

Moody's

Municipal Bond Ratings

                                     Aaa

     Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

                                     Aa

     Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what generally are known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities. Bonds in the Aa category which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1.

Municipal Note Ratings

     Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade (MIG). Such ratings recognize the difference between short-term credit risk and long-term risk.

Factors affecting the liquidity of the borrower and short-term cyclical elements are critical in short-term ratings, while other factors of major importance in bond risk, long-term secular trends for example, may be less important over the short run.

     A short-term rating may also be assigned on an issue having a demand feature. Such ratings will be designated as VMIG or, if the demand feature is not rated, as NR. Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Additionally, investors should be alert to the fact that the source of payment may be limited to the external liquidity with no or limited legal recourse to the issuer in the event the demand is not met.

     Moody's short-term ratings are designated Moody's Investment Grade as MIG 1 or VMIG 1 through MIG 4 or VMIG 4. As the name implies, when Moody's assigns a MIG or VMIG rating, all categories define an investment grade situation.

                                MIG 1/VMIG 1

     This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

                                MIG 2/VMIG 2

     This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Commercial Paper Ratings

     The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Fitch

Municipal Bond Ratings

     The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt. The ratings take into consideration special features of the issue, its relationship to other obligations of the issuer, the current financial condition and operative performance of the issuer and of any guarantor, as well as the political and economic environment that might affect the issuer's future financial strength and credit quality.


                                     AAA

     Bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

                                     AA

     Bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Plus (+) and minus (-) signs are used with the rating symbol AA to indicate the relative position of a credit within the rating category.

Short-Term Ratings

     Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

     Although the credit analysis is similar to Fitch's bond rating analysis, the short-term rating places greater emphasis than bond ratings on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


                                    F-1+

     Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.


                                     F-1

     Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


                                     F-2

     Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payments, but the margin of safety is not as great as the F-1+ and F-1 categories.



                                 APPENDIX C


     Set forth below, as to Institutional Shares and Investor Shares of each Fund, are those shareholders of record known by each Fund to own 5% or more of a class of shares of the Fund.


Dreyfus Cash Management


     Institutional Shares: (1) Laba & Co., PO Box 1443, Chicago, IL. 60690 (5.91%) and (2) Norwest Bank Minnesota NA, 733 Marquette Avenue,
Minneapolis, MN 55479 (5.79%).


     Investor Shares: (1) Mellon Bank AIS N.A., Account, Three Mellon Bank Center, Pittsburgh, PA 15259 (Account No. 1 - 30.2%; Account No. 2 - 18.81%); (2) Home Fed Trust Co., 625 Broadway, San Diego, CA 92101 (10.73%); (3) The Dreyfus Trust Company TTEE FDC Incentive Savings Plan, 1 Cabot Road, Medford, MA 02155 (10.18%); and (4) Mellon Bank, N.A., Capital Markets Customers, One Mellon Bank Center, Pittsburgh PA 15258 (5.1%).


Dreyfus Government Cash Management


     Institutional Shares: First Interstate Bank of Texas, Investment Operations Dept., PO Box 3326, Houston, TX 77253 (7.3%).


     Investor Shares - (1) Mellon Bank, N.A., AIS Account, Three Mellon Bank Center, Pittsburgh, PA 15259 (Account No. 1 - 18.35%; Account No. 2 - 15.35%); (2) Capital Network Service, 1 Bush Street, San Francisco, Ca 94104 (10.45%); (3) FBS Investment Services, Inc., 100 S. Sta. Street, Minneapolis, MN 55402 (8.6%) ; and (4) HomeFed Trust Co., 625 Broadway, San Siego, CA 92101 (6.02%).


Dreyfus Treasury Prime Cash Management


     Institutional Shares - Allen & Co., Inc., 711 5th Avenue, New York, NY 10022 (6.16%)


     Investor Shares - (1) Saturn & Co., 89 South Street, Boston, MA 02111 (15.84%); (2) Republic Bank California, 445 N. Bedford Drive, Beverly Hills CA 90210 (14.27%); (3) Kinco & Co., 1 Hanson Place, Brooklyn, NY 11243 (14.12%); (4) Capital Network Service, 1 Bush Street, San Francisco, CA 94104 (12.42%); (5) Var & Co., 180 5th Street, St. Paul, MN 55101 (10.99%);
and (6) Harris Trust & Savings Bank, 200 W. Monroe Street, Chicago, IL 60606 (6.41%).


Dreyfus Municipal Cash Management Plus


     Institutional Shares: (1) Bank One Texas, 1717 Main Street, Dallas, TX 75201 (20.44%); (2) Comerica Bank, PO Box 650282, Dallas, TX 75265
(Account No. 1 - 13.47%; Account No. 2 - 6.81%); (3) American National Bank & Trust Co., 740 Cherry Street, Chattanooga, TN 37402 (8.61%); (4) NBD Bank, NA, 1 Indiana Square, Indianapolis, IN 46266 (7.26%); (5) Crestar Bank, 11 South 10th Street, Richmond, VA 23219 (6.71%); (6) Bank One Capital, 1717 New Street, Dallas, TX 75201 (6.51%); and (7) Sun Bank, N.A., 200 S. Orange Avenue, Orlando, FL 32801 (5.09%).


     Investor Shares: (1) Barnett Bank of Jacksonville, PO Box 45147, Jacksonville, FL 32232 (22.45%); (2) Capital Network Service, 1 Bush Street, San Francisco, CA 94104 (17.91%); (3) FBS Services, Inc., 1005 5th Street, Minneapolis, Mn 55402 (17.38%); (4) Elixir Industries, 17925 S. Broadway, Gardenia, CA 90248 (14.83%); (5) Crestar Bank, 11 S. 10th Street, Richmond, VA 23219 (9.03%); and (6) Dyke Industries, 309 Center Street, Little Rock, AR 72201 (7.91%).


Dreyfus Tax Exempt Cash Management


     Institutional Shares: (1) Bank One Texas, 1717 Main Street, Dallas TX 75201 (7.79%); (2) Patterson & Co., 530 Walnut Street, Philadelphia, PA 19172 (7.28%); (3) Trussal & Co., PO Box 1770, Detroit, MI 48232 (6.61%);
(4) Wells Fargo Bank, 26610 Agoura Road, Calabasas, CA 91302 (5.81%); and
(5) Norwest Bank Minnesota, 733 Marqurette Avenue, Minneapolis, MN 55479
(5.31%).


     Investor Shares: (1) Saturn & Co., 89 South Street, Burton, MA (24.87%); (2) Cudd & Co., 1211 Avenue of the Americas, New York, NY 10036 (22.93%); (3) Bost & Co., 3 Mellon Bank Center, Pittsburgh, PA 15259 (17.22%); and (4) Mellon Bank, N.A., 3 Mellon Bank Center, Pittsburgh, PA 15259 (5.19%).



     FINANCIAL STATEMENTS and REPORTS OF INDEPENDENT AUDITORS The financial statements and reports of independent auditors with respect to the Funds, which are listed below, are incorporated by reference into this Statement of Additional Information dated November 20, 1996. When requesting a copy of this Statement of Additional Information, you will receive the annual and/or semi-annual reports for the Fund(s) in which you are a shareholder.

Name of Fund                  Annual Report            Semi-Annual Report

Dreyfus Cash Management       January 31, 1996         July 31, 1996

Dreyfus Government            January 31, 1996         July 31, 1996
  Cash Management

Dreyfus Treasury Prime        February 29, 1996        August 31, 1996
  Cash Management

Dreyfus Municipal Cash        December 31, 1995        June 30, 1996
  Management Plus

Dreyfus Tax Exempt            January 31, 1996         July 31, 1996
  Cash Management